TABLE OF CONTENTS

Letter to Shareholders ..........................  2

Fund Objectives .................................  3

Investment Adviser's Report .....................  4

Financial Statements ............................ 10

Notes to Financial Statements ................... 40


---------------------
The Achievement Funds
Semi-Annual Report

JULY 31, 1998



STOCK AND BALANCED FUNDS

The Achievement Equity Fund
The Achievement Balanced Fund

BOND FUNDS

The Achievement Intermediate Term Bond Fund
The Achievement Short Term Bond Fund
The Achievement Short Term Municipal Bond Fund
The Achievement Idaho Municipal Bond Fund
The Achievement Municipal Bond Fund


[THE ACHIEVEMENT FUNDS LOGO OMITTED]
THE
ACHIEVEMENT
FUNDS[REGISTERED MARK]
FOR YOUR LIFE'S JOURNEY[REGISTERED MARK]

Letter to Shareholders

LAST YEAR AT THIS TIME, WE WERE WRITING TO YOU ABOUT WHAT AN EXCITING TIME IT WAS TO BE A PARTICIPANT IN THE STOCK MARKET. EARLIER THIS YEAR WE COMMENTED ON THE EXPLOSIVE IMPACT THE "BABY BOOMERS" ARE HAVING ON THE GROWING MUTUAL FUND INDUSTRY AND THE FINANCIAL MARKETS IN GENERAL. WELL, FELLOW SHAREHOLDERS, WE ARE NOW IN A POSITION TO SEE HOW INVESTORS (THE "BABY BOOMERS" INCLUDED) WILL REACT TO A STRONG DOSE OF MARKET VOLATILITY -- NOT ONLY GLOBALLY, BUT DOMESTICALLY AS WELL.



WE, LIKE MOST OF THE OTHER MUTUAL FUND COMPANIES, HAVE BEEN CAUTIONING OUR SHAREHOLDERS FOR SOMETIME NOW ABOUT HOW A BULL MARKET, LIKE THE ONE WE HAVE HAD OVER THE LAST FEW YEARS, CAN CREATE UNREASONABLE EXPECTATIONS FOR CONTINUED HIGH LEVELS OF GROWTH. WE DISCUSS THE CONCEPT OF LONG-TERM INVESTING IN TERMS OF NOT OVERREACTING TO SHORT-TERM MARKET TRENDS, BUT RATHER FOCUSING ON LONG-TERM GOALS AND REASONABLE RETURNS OVER THE LONG RUN, AT ACCEPTABLE LEVELS OF RISK. WE CONTINUE TO BELIEVE THAT THESE ARE SOUND INVESTMENT PRINCIPLES, EVEN IN THIS UNCERTAIN MARKET ENVIRONMENT. THE ACCOMPANYING REPORT BY STERLING K. JENSON, PRESIDENT OF FIRST SECURITY INVESTMENT MANAGEMENT, INC., EXPANDS ON THIS PHILOSOPHY, AND PROVIDES AN ANALYSIS OF HOW OUR FUNDS ARE BEING MANAGED.



WE APPRECIATE YOUR ON-GOING SUPPORT OF THE ACHIEVEMENT FUNDS PROGRAM AND WELCOME YOUR COMMENTS AND QUESTIONS. YOU CAN REACH OUR SHAREHOLDER SERVICES PERSONNEL BY CALLING 1 (800) 472-0577 OR CONTACT YOUR FINANCIAL ADVISER.



/S/SIGNATURE OMITTED                           /S/SIGNATURE OMITTED
FREDERICK A. MORETON, JR.                      JOHN L. RUDISILL
CHAIRMAN OF THE BOARD OF TRUSTEES              SENIOR VICE PRESIDENT AND MANAGER
The Achievement Funds Trust                    Mutual Fund Center
                                               First Security Corporation

                                                           THE ACHIEVEMENT FUNDS
Fund Objectives

STOCK AND BALANCED FUNDS
--------------------------------------------------------------------------------

THE ACHIEVEMENT EQUITY FUND
To provide long-term capital appreciation with current income as a secondary consideration in selecting portfolio securities.

THE ACHIEVEMENT BALANCED FUND
To provide a total return (both income and capital appreciation) consistent with prudent investment risk.


BOND FUNDS
--------------------------------------------------------------------------------

THE ACHIEVEMENT INTERMEDIATE TERM BOND FUND
To provide income consistent with prudent investment risk and maintenance of appropriate liquidity.

THE ACHIEVEMENT SHORT TERM BOND FUND
To preserve principal value and maintain a high degree of liquidity while providing current income.

THE ACHIEVEMENT SHORT TERM MUNICIPAL BOND FUND
To provide as high a level of current income that is exempt from Federal income tax as is consistent with preservation of capital.

THE ACHIEVEMENT IDAHO MUNICIPAL BOND FUND
To provide as high a level of current income exempt from Federal and Idaho State income taxes as is consistent with preservation of capital.

THE ACHIEVEMENT MUNICIPAL BOND FUND
To provide as high a level of current income that is exempt from Federal income tax as is consistent with preservation of capital.

--------------------------------------------------------------------------------
Terms You Need to Know

TOTAL RETURN is the change in value of an investment from the beginning to the end of a period, assuming the reinvestment of all distributions.

NET ASSET VALUE (NAV) is the market worth of one share of a mutual fund. This figure is derived by taking a fund's total assets - securities, cash and any accrued earnings - deducting liabilities, and dividing by the number of shares outstanding.

YIELD is the percentage rate at which a fund's portfolio earns income, based on a formula set by the Securities and Exchange Commission.

Investment Adviser's Report

It is now time for investors to test their commitment to long term investing in the stock market. After peaking on July 17th at 9337, the Dow Jones Industrial Average (Dow) began sliding into August, erasing much of the gain that the market achieved during the first seven months of the year. The market's positive influences such as robust economic growth, low inflation, falling interest rates, baby-boomer investing, and growing corporate earnings have become hostage to collapsing international currencies and markets, an imploding Russian economy, an embattled American president, 22-year low commodity prices, fear of deflation, and depression-mode economies in Asia. In addition, corporate earnings estimates for the coming year are being ratcheted down from unrealistic, lofty levels. All of these uncertainties have weighed heavily on the equity markets creating a correction nearly equaling the 20% high-to-low sell-off in the Dow Jones Industrial Index in 1990. Staying power of new entrants into the market is being challenged.

The narrowness of the stock market's advance year-to-date has been a bit disconcerting. Investment has been focused on the 25 largest market capitalization stocks in the S&P 500 Index. The advance in these companies' stocks has masked the outflow of capital and underperformance of mid to small capitalized companies. For example, through June 30, 1998 the largest 25 companies had an average performance of +21.6% while the smallest 200 companies in the S&P 500 had an average performance of +6.5%. The Russell 2000 Index, which is comprised of small-capitalized companies, was up only 4.7% for the same period (Source: PERCEPTION, The Leuthold Group, July 1998). Clearly, portfolio managers investing in a blend of large and small companies tended to underperform the S&P Index for the first half of the year.

Interest rates have dropped substantially throughout the year as global investors have sought safe haven in U. S. Treasury bills, notes, and bonds. With the Federal Reserve remaining biased toward tightening, at least through July, short-term rates have held up as long-term rates have fallen. As a consequence, the yield curve has flattened across the maturity spectrum and actually inverted in recent days. Many strategists are calling upon the Fed to lower short-term rates to ease international tension and to lend support to foreign currencies. We feel that over the next several months the Fed will ease but it may take additional signs of U.S. economic slowdown before that occurs.

In anticipation of falling rates, we have lengthened the maturities somewhat in our fixed income funds in an effort to benefit from some anticipated price appreciation. In our equity positions we have lightened up our holdings in our mid-cap stock positions and are taking advantage of price decreases in the larger-cap companies to increase the exposure there. We are investing in companies that have superior earnings growth records and whose stock prices have come back into "reasonable" ranges. This investment strategy is based on our outlook that the U.S. economy will continue growing, albeit at a slower rate, and that corporate earnings will reflect that growth. In addition we anticipate that inflation will remain a non-factor and that over the course of the next year many of the international troubles will begin to correct themselves.

                                                           THE ACHIEVEMENT FUNDS

THE ACHIEVEMENT EQUITY FUND
--------------------------------------------------------------------------------

As previously mentioned, the stock market's move through the first half of 1998 was concentrated in the largest market capitalization stocks. Large institutional investors favor these stocks not only for their growth characteristics but also because they provide much needed liquidity -- enabling investors to move in and out of the stocks without affecting the price very much. Also, S&P 500 Index funds must buy large concentrations of these big companies because the index is market capitalization weighted. For example, General Electric (GE) and American Express are two large companies whose stocks trade for about the same price. They are both in the Dow Jones Industrial Average and since that index is a price weighted index, a $1.00 move in either stock will impact the Dow to the same magnitude. Not so with the S&P 500. Because GE has such a large market value, a $1.00 move in GE impacts that index over six times greater than a move in American Express. It also means that for each $1,000 that invests into an index fund, $32.00 will flow into GE while only $5.50 will be invested in American Express. We own both stocks in the Fund but on a more equal-weighted basis. Therefore, as GE stock receives substantially more cashflow from index fund inflows and thus outperforms American Express, the index will outperform, on a capitalization basis, funds like ours that are more equally weighted in their stock positions.

The Achievement Equity Fund holds the ten largest market capitalization companies that have performed so well in this market. The Fund also has been diversified into a number of other stocks that show great fundamentals but have largely been ignored in this narrow market move. Therefore, the performance for the first half of the year has bridged the gap between the S&P 500 Index and the broader Russell 2000 Index, which is comprised of smaller capitalization companies. With the recent market correction taking place, we are reexamining each stock within the Fund at the new valuations and concentrating our positions more into the larger, well established companies whose stock prices now exhibit reasonable price basis for their projected earnings growth. Once the current stock market correction is over and favorable trends resume, we expect Fund performance to track favorably with our market index.

THE ACHIEVEMENT BALANCED FUND
--------------------------------------------------------------------------------

The Asian crisis and other world economic problems have created a wild ride in the U.S. financial markets. Investors are concerned that companies' earnings prospects have been decreasing all year long. The biggest question on everyone's mind is when will the deterioration end. We believe that the worst of the earnings disappointments have already occurred, potentially setting the stage for positive equity returns over the next year. To participate in the anticipated continued growth of our economy, the Achievement Balanced Fund continues to be more heavily weighted to stocks than to bonds. The Fund's asset allocation as of July 31, 1998 is 66% equity, 34% bonds and 4% cash equivalents.

The Fund's equity portion is currently overweighted in health care and underweighted in finance and consumer cyclicals. With the economy exhibiting signs of a temporary slowdown, we have concentrated the equity holdings in companies that are not so dependent upon swings in the business cycle. Many health care companies continue to grow at above average rates even though the rest of the market struggles. The Fund's sector weight in healthcare is currently 14.7% compared with the S&P at 11.8%.

The bond allocation of the portfolio is structured with a slightly longer maturity and duration than the Lehman Intermediate Government/Corporate Bond Index. Our economic forecast is for the economy to continue growing but at very moderate levels. This moderate growth combined with historically low inflation should result in a positive environment for bonds. We expect interest rates to decrease over the next year, as the prospects for a Federal Reserve easing become more evident. The longer maturity and duration of the Fund's bond allocation should benefit in this forecast.

Looking forward, we expect that both the bond and stock markets will react favorably to an economy that, in our opinion, will remain resilient despite the world's economic woes. The stock market has corrected back to a level that we believe is justified in light of current conditions. We feel the correction has set the stage for the equity market to grow, as earnings growth becomes visible once again. The Achievement Balanced Fund will maintain its asset allocation mix, within the limitations outlined in the prospectus, to benefit from a growing economy while at the same time remain flexible in the event that our view of the economy changes.

THE ACHIEVEMENT
INTERMEDIATE TERM BOND FUND
--------------------------------------------------------------------------------

Global economic and political concerns have caused investors to move funds into the U.S. Treasury market, a move known as "flight to quality". Because more investors are demanding Treasury securities and more funds are being used to purchase Treasury securities, the prices of existing securities have been increasing while at the same time driving down the yields. The 10-year Treasury and the 30-year Treasury have declined in yield from 5.62% and 5.92% to 5.03% and 5.32% respectively since the end of 1997. Non-Treasury securities such as corporates and even agencies have not been in as great of demand as Treasuries. As a result, they have not appreciated as much in price, causing the yield spreads between corporates and Treasuries to widen.

Fixed income investors are generally most concerned with inflation, the direction of interest rates and credit quality. Currently, we are enjoying very low inflation and expect it to continue. Interest rates have generally been declining, increasing the value of bond holdings but decreasing the yield. We expect interest rates, as defined by the 30-year Treasury, to stay in a range of 5.25% to 6.25% for at least the next several months, with a bias towards the lower end. There is some concern for credit quality as economic growth slows not only globally but domestically as well. Up to this point, the credit quality of domestic securities has held up well.

Bond fund investors also concern themselves with duration or a fund's sensitivity to changes in interest rates. The Achievement Intermediate Term Bond Fund has maintained a duration slightly longer than

                                                           THE ACHIEVEMENT FUNDS

the comparative Lehman Intermediate Government/ Corporate Bond Index adding to the total return thus far in 1998.

THE ACHIEVEMENT SHORT TERM BOND FUND
--------------------------------------------------------------------------------

The short end of the Treasury yield curve (zero to 3 years) is currently inverted. The high point of the short end of the curve is at the six-month point, yielding 4.93%, and declining to the three-year yield of 4.78%. Non-government securities, such as commercial paper also have higher yields for shorter maturities than for longer ones. This pattern will likely continue so long as the Federal Reserve holds the Fed Funds target rate at 5.50%.

Interest rates in the one-year to three-year range have declined by 50 to 88 basis points (0.50% to 0.88%) since the end of 1997.

Duration and weighted average maturity continue to be in the 1.25 year and 1.33 year area respectively. This short duration has aided in maintaining a very stable net asset value over time.

Because of the flat shape of the yield curve and inverted shape for the short end of the curve, yields have not differed significantly from institutional money market funds. If and when the Federal Reserve reduces the Fed Funds rate, the yield curve should take on a more "normalized" shape, thereby reestablishing the yield advantage of the Achievement Short Term Bond Fund over money market funds.


THE ACHIEVEMENT SHORT TERM
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Interest rates on 3-year, A-rated general obligation municipal bonds rose 12 basis points (0.12%) for the six months ending July 31, 1998. The period was characterized by relatively low volatility as indicated by the overall range for the period of approximately 33 basis points (0.33%). The NAV of the Achievement Short Term Municipal Bond Fund had a range of only 6 cents over the period. This low volatility and stable net asset value is characteristic of the Fund and remains the key investment consideration going forward.

The Achievement Short Term Municipal Bond Fund is designed for conservative, high-tax bracket investors who desire stability of principal coupled with steady, monthly cash flow that is exempt from federal income taxes.

THE ACHIEVEMENT IDAHO
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Concern over global economic and political conditions have inspired investors throughout the world to buy U.S. Treasury bonds, driving yields to record lows. As municipals do not offer the same benefit to international investors as they do to U.S. residents, municipal bonds have not rallied to the extent that the Treasury market has. Investors balked as yields fell on municipal bonds and demand dried up. At the end of July, the yield on a AAA-rated, 10-year municipal bond was virtually unchanged from January. This lack of interest by investors created an excess supply of municipal bonds which was hanging over the market for much of the second quarter. As a result, the municipal market has underperformed the Treasury market over the last six months.

In today's global environment, Idaho is not immune to turmoil in other parts of the world. High-tech manufacturing firms and agricultural interests in the state have seen less demand from their trading partners in Asia. While such conditions warrant a close scrutiny of those areas that may be considered at risk, at this time the Idaho economy continues to grow steadily, although at a slower pace than in recent years. Consequently, the Fund expects no defaults. Additionally, many of the bonds that may attract extra attention are insured, as are 66% of all assets. Quality remains a priority, while the Idaho Municipal Bond Fund's primary goal is to provide investors with the highest possible income exempt from Federal and Idaho state income taxes. The weighted average maturity of the Fund has been maintained in the 14 to 15 year range to maximize income.

Looking forward, interest rates are expected to remain low as investors anxiously watch the developments in Russia, Asia and the emerging markets for clues as to how much impact those problems will have on the U.S. economy. At this time, the impact appears to be growing, and the economy has shown signs of cooling. There is now more speculation that the Federal Reserve may have to lower interest rates for the sake of the global economy. If this is the case, interest rates will remain low and relatively stable, and maybe even go slightly lower. In an attempt to maximize performance in these conditions, the Fund will remain fully invested while watching for opportunities to increase income and yield, while maintaining the average weighted maturity around 15 years.

THE ACHIEVEMENT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Interest rates on 15-year, A-rated general obligation municipal bonds rose 12 basis points (0.12%) for the six months ending July 31. The period was characterized by relatively low volatility as indicated by the overall range for the period of approximately 35 basis points (0.35%). Municipal returns have underperformed U.S. Treasuries over this period as investors throughout the world have gravitated to Treasuries in this period of uncertainty. A contributing factor for Treasuries has been the lack of traditional supply as the budget deficit moves into a surplus mode. In contrast, municipal bonds have traded into increasing supply and a lack of interest from traditional sources of demand.

Recently, the municipal market has begun to see some incremental demand. This can be partially attributed to the attractive returns available to municipal buyers relative to U.S. Treasuries. The uncertainty and volatility in recent equity market developments have also contributed to moderate inflows to the municipal markets.

The relatively moderate size of the Achievement Municipal Bond Fund allows us to capitalize on special situations in the municipal marketplace. We look for value, which may occur for a variety of reasons. Some of the reasons include buyer preferences for specific coupon structures,

                                                           THE ACHIEVEMENT FUNDS

underlying credit uncertainties or investor unwillingness or lack of ability to analyze special redemption language and prepayment probabilities. In addition, we may emphasize different sectors or maturity structures of the municipal market depending on the attractiveness relative to historical norms or current opportunities. As such, we continue to find interesting opportunities in areas that include housing and health care. Our geographic exposure is broad-based and continues to be represented by more than 40 states and territories. Many of the securities held in the portfolio are backed by U.S. Treasuries.

/S/SIGNATURE OMITTED
STERLING K. JENSON
PRESIDENT
First Security Investment Management, Inc.
Investment Adviser

JULY 31, 1998 (UNAUDITED)
Statement of Net Assets


--------------------------------------------------------------------------------
EQUITY FUND
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]
Retail                               5.7%
Oil-Energy                           9.4%
Consumer Products                   13.1%
Financial                           13.2%
Real Estate Investment Trust         1.8%
Technologies                        23.0%
Chemicals and Drugs                 18.1%
Other                               15.7%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                               MARKET
DESCRIPTION                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.2%
   AEROSPACE -- 3.8%
     B.F. Goodrich                 69,000    $    2,799
     Boeing                       100,000         3,881
     Lockheed Martin               20,000         1,994
                                             ----------
                                                  8,674
                                             ----------
   AGRICULTURE -- 1.5%
     Dole Food                     70,000         3,299
                                             ----------
   AUTOMOTIVE -- 1.0%
     Ford Motor                    38,000         2,164
                                             ----------
   BANKS -- 8.8%
     Banc One                      55,000         2,843
     BankAmerica                   27,000         2,423
     Chase Manhattan Bank          34,000         2,571
     Citicorp                      22,000         3,740
     NationsBank                   32,000         2,552
     U.S. Bancorp                  66,000         3,036
     Wells Fargo & Co.              8,000         2,847
                                             ----------
                                                 20,012
                                             ----------
   BEAUTY PRODUCTS -- 0.9%
     Gillette                      40,000         2,095
                                             ----------
   CAPITAL GOODS -- 3.7%
     General Electric              94,000         8,395
                                             ----------

--------------------------------------------------------------------------------
                                               MARKET
DESCRIPTION                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
   CHEMICALS -- 2.3%
     Du Pont (E.I.) de Nemours     44,000    $    2,728
     Monsanto                      45,000         2,548
                                             ----------
                                                  5,276
                                             ----------
   COMPUTER SOFTWARE -- 1.5%
     Microsoft*                    31,000         3,408
                                             ----------
   COMPUTERS & SERVICES -- 7.4%
     Cisco Systems*                51,000         4,883
     Compaq Computer              119,000         3,912
     Hewlett Packard               58,000         3,219
     International Business
       Machines                    37,000         4,902
                                             ----------
                                                 16,916
                                             ----------
   CONGLOMERATE -- 2.7%
     Tyco International           100,000         6,194
                                             ----------
   DRUGS -- 9.7%
     Abbott Laboratories           49,200         2,045
     American Home Products        76,000         3,914
     Merck                         26,000         3,206
     Mylan Laboratories           133,000         3,616
     Pfizer                        28,000         3,080
     Schering Plough               30,000         2,902
     SmithKline Beecham, ADR       57,000         3,263
                                             ----------
                                                 22,026
                                             ----------
   ELECTRICAL UTILITIES -- 1.0%
     Texas Utilities               54,000         2,163
                                             ----------
   ENTERTAINMENT -- 1.0%
     Walt Disney                   63,000         2,170
                                             ----------
   FINANCIAL SERVICES -- 4.3%
     American Express              26,000         2,870
     Capital One Financial         17,500         2,031
     Federal National Mortgage
       Association                 50,000         3,100
     Imperial Credit Industries*   92,724         1,924
                                             ----------
                                                  9,925
                                             ----------
   FOOD, BEVERAGE & TOBACCO -- 2.6%
     Coca-Cola                     35,000         2,824
     PepsiCo                       80,000         3,105
                                             ----------
                                                  5,929
                                             ----------
   INSURANCE -- 1.4%
     American International Group  21,600         3,257
                                             ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST

--------------------------------------------------------------------------------
                                               MARKET
DESCRIPTION                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES -- 4.9%
     Boston Scientific*            41,000    $    3,142
     HBO                          100,000         2,947
     Johnson & Johnson             27,000         2,086
     Quorum Health Group*         116,000         2,929
                                             ----------
                                                 11,104
                                             ----------
   METALS & MINING -- 1.3%
     Titanium Metals              155,000         2,887
                                             ----------
   PAPER & PAPER PRODUCTS -- 1.3%
     Kimberly-Clark                66,000         2,966
                                             ----------
   PETROLEUM & FUEL PRODUCTS -- 2.5%
     R & B Falcon*                200,000         3,287
     Rowan*                       165,000         2,331
                                             ----------
                                                  5,618
                                             ----------
   PETROLEUM PRODUCTS & SERVICES -- 6.8%
     Coastal                      100,000         3,275
     Exxon                         50,000         3,506
     Mobil                         45,000         3,139
     Schlumberger                  60,000         3,634
     Texaco                        34,000         2,068
                                             ----------
                                                 15,622
                                             ----------
   PRINTING & PUBLISHING -- 1.2%
     McGraw-Hill                   34,000         2,786
                                             ----------
   RAILROADS -- 0.6%
     Union Pacific                 31,000         1,302
                                             ----------
   REAL ESTATE INVESTMENT TRUST -- 1.8%
     Prologis Trust               100,000         2,387
     Starwood Hotels & Resorts     44,000         1,807
                                             ----------
                                                  4,194
                                             ----------
   RETAIL -- 5.7%
     American Stores               94,000         2,180
     Consolidated Stores*          88,000         2,959
     Dayton-Hudson                 70,000         3,347
     Wal-Mart Stores               70,000         4,419
                                             ----------
                                                 12,905
                                             ----------
   SEMI-CONDUCTORS/INSTRUMENTS -- 4.9%
     Altera*                       80,000         2,917
     Analog Devices*               94,000         2,021
     Intel                         75,000         6,333
                                             ----------
                                                 11,271
                                             ----------

--------------------------------------------------------------------------------
                                 SHARES/FACE   MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATION -- 7.8%
     AT&T                          50,000    $    3,031
     Lucent Technologies           40,000         3,697
     Qwest Communications
       International*             120,000         4,845
     SBC Communications            50,000         2,044
     Worldcom*                     81,000         4,283
                                             ----------
                                                 17,900
                                             ----------
   TRUCKING -- 1.0%
     U.S. Freightways              96,000         2,400
                                             ----------
   WATER TREATMENT SYSTEMS -- 1.1%
     U.S. Filter*                  95,000         2,565
                                             ----------
   WHOLESALE -- 3.7%
     Amerisource Health*           66,000         5,024
     U.S. Foodservice*            100,000         3,456
                                             ----------
                                                  8,480
                                             ----------
TOTAL COMMON STOCKS
   (Cost $167,871)                              223,903
                                             ----------
CASH EQUIVALENTS -- 1.7%
     SEI Daily Income Trust
       Money Market Portfolio      $3,326         3,326
     SEI Daily Income Trust
       Prime Obligation Portfolio     668           668
                                             ----------
TOTAL CASH EQUIVALENTS
   (Cost $3,994)                                  3,994
                                             ----------
TOTAL INVESTMENTS -- 99.9%
   (Cost $171,865)                              227,897
                                             ----------
OTHER ASSETS AND LIABILITIES, NET -- 0.1%           182
                                             ----------

                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 1998 (UNAUDITED)
Statement of Net Assets
Equity Fund (concluded)
--------------------------------------------------------------------------------
                                                MARKET
DESCRIPTION                                   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par value)
   based on 12,943,887 outstanding shares
   of beneficial interest                     $ 137,888
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 686,557 outstanding shares
   of beneficial interest                         9,938
Portfolio Shares of Retail Class B
   (unlimited authorization -- no par value)
   based on 90,556 outstanding shares
   of beneficial interest                         1,512
Undistributed net investment income                  59
Accumulated net realized gain on investments     22,650
Net unrealized appreciation on investments       56,032
                                               --------
TOTAL NET ASSETS -- 100.0%                     $228,079
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS        $16.62
                                               ========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- RETAIL CLASS A                   $16.61
                                               ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS A ($16.61 / 95.5%)               $17.39
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS B (1)         $16.59
                                               ========

--------------------------------------------------------------------------------
(1) RETAIL CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE REDEMPTION CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT

--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]
Other                                      4.0%
Corporate Securities                      11.6%
Treasury Obligations                      16.6%
Non-Agency Mortgage-Backed Securities      1.9%
Common Stocks                             65.9%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 12.7%
     U.S. Treasury Notes
       7.000%,  04/15/99           $2,500    $    2,527
       8.000%,  08/15/99            2,000         2,050
       7.750%,  11/30/99            2,500         2,571
       7.750%,  02/15/01            2,500         2,630
       7.875%,  08/15/01            2,500         2,659
       7.500%,  05/15/02            2,500         2,663
       6.250%,  02/15/03            2,500         2,567
       7.250%,  05/15/04            2,500         2,705
       7.875%,  11/15/04            2,500         2,799
                                             ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $22,041)                                23,171
                                             ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.8%
     Federal Home Loan Mortgage Corporation
       5.750%,  07/15/03            2,000         1,997
       5.750%,  04/15/08            2,500         2,480
     Federal National Mortgage Association
       6.000%,  05/15/08            2,500         2,522
                                             ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $6,979)                                  6,999
                                             ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST

--------------------------------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 0.7%
     Olympic Automobile Receivables
       Trust, Series 1995-E, Class A5
       5.950%,  11/15/01           $1,325    $    1,326
                                             ----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $1,333)                                  1,326
                                             ----------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 1.9%
     American Southwest Financial
       Securities, Series 1996-FHA1,
       Class A2
       7.000%,  11/25/38            1,500         1,520
     Citicorp Mortgage Securities,
       Series 1997-2, Class A5 (A)
       7.250%,  05/25/27              610           612
     Donaldson Lufkin Jenrette Mortgage
       Association, Series 1997-CF1,
       Class A1B (B)
       7.600%,  04/15/07            1,200         1,290
                                             ----------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
   (Cost $3,320)                                  3,422
                                             ----------
CORPORATE BONDS -- 11.6%
   FINANCE -- 8.8%
     Aetna Services
       7.125%,  08/15/06            1,500         1,558
     Associates of North America, MTN
       8.420%,  01/05/00            2,000         2,067
     Banc One
       7.250%,  08/01/02            1,500         1,554
     BankAmerica, MTN
       7.125%,  05/12/05            2,000         2,095
     Chase Manhattan
       6.500%,  01/15/09            2,000         2,010
     First Union
       7.500%,  07/15/06            2,000         2,142
     Ford Motor Credit
       7.750%,  10/01/99            2,000         2,038
       6.250%,  11/08/00            1,000         1,005
     Safeco
       6.875%,  07/15/07            1,500         1,547
                                             ----------
                                                 16,016
                                             ----------

--------------------------------------------------------------------------------
                                 FACE AMOUNT   MARKET
DESCRIPTION                     (000)/SHARES VALUE (000)
--------------------------------------------------------------------------------
   INDUSTRIAL -- 2.8%
     Lucent Technologies
       7.250%,  07/15/06           $2,000    $    2,135
     Philip Morris
       7.250%,  09/15/01            2,000         2,050
     Seagram, YB
       6.500%,  04/01/03            1,000         1,009
                                             ----------
                                                  5,194
                                             ----------
TOTAL CORPORATE BONDS
   (Cost $20,481)                                21,210
                                             ----------
COMMON STOCKS -- 65.7%
   AEROSPACE -- 2.5%
     B.F. Goodrich                 38,500         1,562
     Boeing                        48,000         1,863
     Lockheed Martin               11,000         1,097
                                             ----------
                                                  4,522
                                             ----------
   AGRICULTURE -- 0.8%
     Dole Food                     33,000         1,555
                                             ----------
   AUTOMOTIVE -- 0.5%
     Ford Motor                    15,000           854
                                             ----------
   BANKS -- 5.5%
     Banc One                      39,664         2,050
     BankAmerica                   18,000         1,615
     Chase Manhattan Bank          16,000         1,210
     Citicorp                      12,000         2,040
     NationsBank                   17,000         1,356
     Wells Fargo & Co.              5,000         1,779
                                             ----------
                                                 10,050
                                             ----------
   BEAUTY PRODUCTS -- 1.4%
     Gillette                      23,000         1,205
     Procter & Gamble              18,000         1,429
                                             ----------
                                                  2,634
                                             ----------
   CAPITAL GOODS -- 2.4%
     General Electric              50,000         4,466
                                             ----------
   CHEMICALS -- 1.8%
     Du Pont (E.I.) de Nemours     25,000         1,550
     Monsanto                      30,000         1,699
                                             ----------
                                                  3,249
                                             ----------

                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 1998 (UNAUDITED)
Statement of Net Assets
Balanced Fund (concluded)
--------------------------------------------------------------------------------
                                               MARKET
DESCRIPTION                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT -- 0.6%
     Allen Telecom*                54,595    $      491
     Pairgain Technologies*        49,273           665
                                             ----------
                                                  1,156
                                             ----------
   COMPUTER SOFTWARE -- 1.1%
     Microsoft*                    18,000         1,979
                                             ----------
   COMPUTERS & SERVICES -- 4.3%
     Cisco Systems*                23,499         2,250
     Compaq Computer               40,000         1,315
     Hewlett Packard               25,000         1,387
     International Business
       Machines                    21,400         2,835
                                             ----------
                                                  7,787
                                             ----------
   CONGLOMERATE -- 1.6%
     Tyco International            49,000         3,035
                                             ----------
   DRUGS -- 7.5%
     Abbott Laboratories           35,000         1,455
     American Home Products        40,000         2,060
     Dura Pharmaceuticals*         35,955           926
     Merck                         18,000         2,220
     Mylan Laboratories            70,000         1,903
     Pfizer                        13,000         1,430
     Schering Plough               19,000         1,838
     SmithKline Beecham, ADR       32,000         1,832
                                             ----------
                                                 13,664
                                             ----------
   ELECTRICAL UTILITIES -- 0.9%
     Texas Utilities               40,000         1,602
                                             ----------
   ENTERTAINMENT -- 0.7%
     Walt Disney                   39,000         1,343
                                             ----------
   FINANCIAL SERVICES -- 2.8%
     American Express              16,000         1,766
     Associates First Capital       3,931           305
     Capital One Financial          7,000           812
     Federal National Mortgage
       Association                 20,500         1,271
     Imperial Credit Industries*   46,276           960
                                             ----------
                                                  5,114
                                             ----------
   FOOD, BEVERAGE & TOBACCO -- 2.3%
     Coca-Cola                     30,000         2,421
     PepsiCo                       32,000         1,242
     Sara Lee                      10,000           501
                                             ----------
                                                  4,164
                                             ----------

--------------------------------------------------------------------------------
                                               MARKET
DESCRIPTION                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
   INSURANCE -- 1.0%
     American International Group  12,000    $    1,810
                                             ----------
   MEDICAL PRODUCTS & SERVICES -- 2.2%
     Boston Scientific*            27,000         2,069
     Johnson & Johnson             15,000         1,159
     Quorum Health Group*          30,000           758
                                             ----------
                                                  3,986
                                             ----------
   METALS & MINING -- 0.7%
     Titanium Metals               72,000         1,341
                                             ----------
   OFFICE EQUIPMENT -- 0.5%
     Corporate Express*            70,000           836
                                             ----------
   PAPER & PAPER PRODUCTS -- 1.4%
     Bowater                       25,000         1,150
     Kimberly-Clark                33,000         1,483
                                             ----------
                                                  2,633
                                             ----------
   PETROLEUM & FUEL PRODUCTS -- 1.5%
     R & B Falcon*                 87,000         1,430
     Rowan*                        87,000         1,229
                                             ----------
                                                  2,659
                                             ----------
   PETROLEUM PRODUCTS & SERVICES -- 4.9%
     Coastal                       52,000         1,703
     Exxon                         36,000         2,525
     Mobil                         24,000         1,674
     Schlumberger                  33,000         1,999
     Texaco                        18,000         1,095
                                             ----------
                                                  8,996
                                             ----------
   PRINTING & PUBLISHING -- 1.2%
     McGraw-Hill                   26,000         2,130
                                             ----------
   RAILROADS -- 0.4%
     Union Pacific                 17,500           735
                                             ----------
   REAL ESTATE INVESTMENT TRUSTS -- 1.8%
     Prologis Trust                50,000         1,194
     Starwood Hotels & Resorts     28,516         1,171
     Sunstone Hotel Investors      80,000           890
                                             ----------
                                                  3,255
                                             ----------
   RETAIL -- 3.3%
     American Stores               55,000         1,275
     Consolidated Stores*          46,000         1,547
     Eagle Hardware & Garden*      56,000         1,204

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST

--------------------------------------------------------------------------------
                                 SHARES/FACE   MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   RETAIL (CONTINUED)
     Wal-Mart Stores               33,000      $  2,083
                                               --------
                                                  6,109
                                               --------
   SEMI-CONDUCTORS/INSTRUMENTS -- 2.5%
     Analog Devices*               52,333         1,125
     Intel                         42,000         3,546
                                               --------
                                                  4,671
                                               --------
   TELEPHONES & TELECOMMUNICATION -- 5.0%
     AT&T                          32,000         1,940
     Lucent Technologies           22,000         2,034
     Qwest Communications
       International*              40,000         1,615
     SBC Communications            28,000         1,145
     Worldcom*                     45,000         2,379
                                               --------
                                                  9,113
                                               --------
   TRUCKING -- 0.5%
     U.S. Freightways              40,000         1,000
                                               --------
   WATER TREATMENT SYSTEMS -- 0.6%
     U.S. Filter*                  42,000         1,134
                                               --------
   WHOLESALE -- 1.5%
     Amerisource Health*           11,000           837
     U.S. Foodservice*             55,000         1,901
                                               --------
                                                  2,738
                                               --------
TOTAL COMMON STOCKS
   (Cost $91,094)                               120,320
                                               --------
CASH EQUIVALENTS -- 3.3%
     SEI Daily Income Trust Money
       Market Portfolio             4,826         4,826
     SEI Daily Income Trust Prime
       Obligation Portfolio         1,236         1,236
                                               --------
TOTAL CASH EQUIVALENTS
   (Cost $6,062)                                  6,062
                                               --------
TOTAL INVESTMENTS -- 99.7%
   (Cost $151,310)                              182,510
                                               --------
OTHER ASSETS AND LIABILITIES, NET -- 0.3%           586
                                               --------

--------------------------------------------------------------------------------
                                               MARKET
DESCRIPTION                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 13,050,970 outstanding
   shares of beneficial interest               $132,617
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 324,738 outstanding shares of
   beneficial interest                            3,914
Portfolio Shares of Retail Class B
   (unlimited authorization -- no par value)
   based on 55,050 outstanding shares of
   beneficial interest                              758
Undistributed net investment income                 609
Accumulated net realized gain on investments     13,998
Net unrealized appreciation on investments       31,200
                                               --------
TOTAL NET ASSETS -- 100.0%                     $183,096
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- INSTITUTIONAL CLASS         $13.63
                                               ========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- RETAIL CLASS A                   $13.62
                                               ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS A ($13.62 / 95.5%)               $14.26
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- RETAIL CLASS B (1)          $13.60
                                               ========

--------------------------------------------------------------------------------
(1) RETAIL CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE REDEMPTION CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.
 *  NON-INCOME PRODUCING SECURITY
ADR--AMERICAN DEPOSITORY RECEIPT
MTN--MEDIUM TERM NOTE
YB--YANKEE BOND
(A) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF JULY 31, 1998.
(B) PRIVATE PLACEMENT. SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONAL INVESTORS.

                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 1998 (UNAUDITED)
Statement of Net Assets

--------------------------------------------------------------------------------
INTERMEDIATE TERM BOND FUND
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]
Asset-Backed Securities                      5.4%
Cash Equivalents                             2.0%
Non-Agency Mortgage-Backed Securities        6.8%
U.S. Government Securities                  50.5%
Corporate Securities                        35.3%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 42.2%
     U.S. Treasury Bonds
       7.625%,  02/15/07           $1,000     $   1,062
       7.125%,  02/15/23            2,000         2,337
       6.250%,  08/15/23            2,000         2,117
       6.500%,  11/15/26            1,000         1,097
     U.S. Treasury Notes
       6.875%,  07/31/99            4,000         4,052
       7.125%,  09/30/99            4,000         4,072
       6.375%,  01/15/00            2,000         2,023
       7.750%,  01/31/00            1,500         1,548
       7.125%,  02/29/00            4,000         4,096
       6.750%,  04/30/00            3,000         3,061
       6.250%,  08/31/00            4,000         4,058
       7.750%,  02/15/01            2,500         2,630
       6.375%,  03/31/01            2,000         2,041
       7.875%,  08/15/01            1,500         1,596
       6.375%,  09/30/01            4,000         4,093
       7.500%,  11/15/01            1,000         1,057
       6.250%,  08/31/02            4,000         4,094
       6.250%,  02/15/03            3,000         3,080
       7.250%,  08/15/04            5,000         5,425
       7.500%,  02/15/05            1,000         1,103
       6.500%,  08/15/05            2,000         2,107
       6.875%,  05/15/06            1,000         1,079
       7.000%,  07/15/06            2,000         2,176

--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (CONTINUED)
       6.500%,  10/15/06           $6,000   $     6,347
       6.250%,  02/15/07            3,000         3,129
       6.125%,  08/15/07            3,000         3,115
                                            -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $70,995)                                72,595
                                            -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.7%
     Federal Home Loan Bank
       7.190%,  04/27/01            1,000         1,037
       7.280%,  07/25/01            1,000         1,043
       7.390%,  08/22/01            1,000         1,047
     Federal Home Loan Mortgage Corporation
       5.750%,  07/15/03            2,000         1,997
       6.795%,  12/01/03            1,000         1,046
     Federal National Mortgage Association
       7.050%,  12/10/98            1,000         1,005
       6.850%,  04/05/04            1,000         1,051
       6.440%,  05/01/08              998         1,014
     Federal National Mortgage
       Association, MTN
       6.625%,  04/18/01            1,000         1,023
       7.520%,  08/24/05            1,000         1,000
       7.500%,  10/26/06            2,000         2,008
                                            -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $13,249)                                13,271
                                            -----------
ASSET-BACKED SECURITIES -- 3.5%
     Olympic Automobile Receivables Trust,
       Series 1995-E, Class A5
       5.950%,  11/15/01            2,000         2,001
     Olympic Automobile Receivables Trust,
       Series 1996-B, Class A5
       6.900%,  02/15/04            2,000         2,052
     WFS Financial Owner Trust,
       Series 1998-B, Class A4
       6.050%,  04/20/03            2,000         2,004
                                            -----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $6,010)                                  6,057
                                            -----------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 8.5%
     American Southwest Financial
       Securities, Series 1996-FHA1,
       Class A2
       7.000%, 11/25/38             3,000         3,039

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST

--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
     Champion Home Equity Trust,
       Series 1997-Z, Class A3
       6.770%,  03/25/15           $2,000     $   2,030
     Citicorp Mortgage Securities,
       Series 1997-2, Class A5 (A)
       7.250%,  05/25/27            1,221         1,225
     Donaldson Lufkin Jenrette Mortgage
       Association, Series 1996-CF2,
       Class A1B (B)
       7.290%,  11/12/21            3,000         3,158
     Donaldson Lufkin Jenrette Mortgage
       Association, Series 1997-CF1,
       Class A1B (B)
       7.600%,  04/15/07            2,000         2,150
     Lehman Brothers Commercial
       Conduit Mortgage Trust,
       Series 1998-C1, Class B
       6.590%,  02/18/30            3,000         3,048
                                              ---------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
   (Cost $14,309)                                14,650
                                              ---------
CORPORATE BONDS -- 34.9%
   FINANCE -- 15.1%
     Aetna Services
       6.750%,  08/15/01            2,000         2,042
     American General Finance
       7.250%,  04/15/00            1,000         1,020
     Associates of North America, MTN
       6.810%,  08/03/01            1,000         1,021
       7.540%,  04/14/04            1,000         1,061
     BankAmerica
       7.125%,  05/01/06            2,000         2,107
     Chase Manhattan
       8.125%,  06/15/02            1,000         1,066
       6.375%,  02/15/08            1,000           997
     Citicorp
       7.125%,  06/01/03            1,000         1,036
     Commercial Credit
       6.875%,  05/01/02            1,000         1,027
     First Union
       7.050%,  08/01/05            1,000         1,041
     Ford Motor Credit
       8.000%,  06/15/02            1,000         1,062
       7.750%,  03/15/05            1,000         1,075
     General Motors Acceptance, MTN
       7.250%,  05/15/03            1,000         1,037

--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
     Grand Metro
       7.125%,  09/15/04           $1,000    $    1,046
     Household Finance
       7.650%,  05/15/07            1,000         1,073
     J.P. Morgan
       7.250%,  01/15/02            1,000         1,034
     Lehman Brothers Holdings
       6.125%,  07/15/03            1,000           992
     Lehman Brothers Holdings, MTN
       7.110%,  09/27/99            1,000         1,012
     NationsBank
       7.625%,  04/15/05            1,000         1,070
     Salomon, MTN
       7.000%,  05/15/99            1,000         1,008
     Sears Roebuck Acceptance
       6.950%,  05/15/02            1,000         1,025
     Sears Roebuck Acceptance, MTN
       6.580%,  11/20/03            1,000         1,013
     Society National Bank
       7.250%,  06/01/05            1,000         1,056
                                              ---------
                                                 25,921
                                              ---------
   INDUSTRIAL -- 14.4%
     American Home Products
       7.700%,  02/15/00            1,000         1,026
     AT&T
       6.750%,  04/01/04            1,000         1,030
     AT&T, MTN
       7.140%,  07/02/99            1,000         1,010
     CSR America
       6.875%,  07/21/05            2,000         2,078
     CSX Transportation
       7.540%,  03/15/03            1,000         1,055
     Dayton Hudson
       7.500%,  07/15/06            2,000         2,133
     Dow Capital, YB
       7.125%,  01/15/03            1,000         1,031
     Hertz
       7.000%,  07/01/04            2,000         2,060
     J.C. Penney, MTN
       7.050%,  05/23/05            1,000         1,038
     John Deere Capital
       7.140%,  09/15/98            1,000         1,001
     Kerr-McGee
       6.625%,  10/15/07            1,000         1,024
     MCI Communications
       7.125%,  01/20/00            1,000         1,014

                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 1998 (UNAUDITED)
Statement of Net Assets
Intermediate Term Bond Fund (concluded)
--------------------------------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
INDUSTRIAL (CONTINUED)
     Nabisco
       6.700%,  06/15/02           $1,000     $   1,009
     Pacific Bell
       7.000%,  07/15/04            1,000         1,041
     Ryder Systems
       7.340%,  11/01/00            1,040         1,069
     Sara Lee, MTN
       7.400%,  03/22/02            1,000         1,040
     Texas Instruments, MTN
       6.875%,  07/15/00            1,000         1,018
     Wal-Mart Stores
       6.500%,  06/01/03            1,000         1,021
     Walt Disney
       6.750%,  03/30/06            2,000         2,080
     Waste Management
       7.700%,  10/01/02            1,000         1,046
                                              ---------
                                                 24,824
                                              ---------
   UTILITIES -- 5.4%
     Consolidated Edison
       6.375%,  04/01/03            1,000         1,014
     Norfolk Southern
       6.950%,  05/01/02            1,000         1,030
     Pacific Gas & Electric, MTN
       6.680%,  03/19/03            1,000         1,020
     Philadelphia Electric
       6.625%,  03/01/03            1,000         1,020
     Public Service Electric & Gas
       6.500%,  05/01/04            1,000         1,021
     Rochester Gas & Electric, MTN
       6.375%,  07/30/03            1,000         1,005
     Southwestern Bell Telephone, MTN
       6.250%,  03/12/01            1,150         1,159
     Telstra
       6.500%,  07/31/03            1,000         1,013
     Union Electric
       6.750%,  10/15/99            1,000         1,009
                                              ---------
                                                  9,291
                                              ---------
TOTAL CORPORATE BONDS
   (Cost $59,189)                                60,036
                                              ---------

--------------------------------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 1.9%
     SEI Daily Income Trust Money
       Market Portfolio            $3,301      $  3,301
     SEI Daily Income Trust Prime
       Obligation Portfolio            39            39
                                               --------
TOTAL CASH EQUIVALENTS
   (Cost $3,340)                                  3,340
                                               --------
TOTAL INVESTMENTS -- 98.7%
   (Cost $167,092)                              169,949
                                               --------
OTHER ASSETS AND LIABILITIES, NET -- 1.3%         2,195
                                               --------

NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par value)
   based on 16,036,491 outstanding shares
   of beneficial interest                       169,031
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 275,652 outstanding shares
   of beneficial interest                         2,875
Overdistributed net investment income               (17)
Accumulated net realized loss on investments     (2,602)
Net unrealized appreciation on investments        2,857
                                               --------
TOTAL NET ASSETS -- 100.0%                     $172,144
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS        $10.55
                                               ========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- RETAIL CLASS A                   $10.58
                                               ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS A ($10.58 / 96.5%)               $10.96
                                               ========

--------------------------------------------------------------------------------
MTN -- MEDIUM TERM NOTE
YB -- YANKEE BOND
(A) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF JULY 31, 1998.
(B) PRIVATE PLACEMENT. SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONAL INVESTORS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST

--------------------------------------------------------------------------------
SHORT TERM BOND FUND
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]
Cash Equivalents                          1.9%
U.S. Government Securities               35.8%
Corporate Securities                     62.3%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                    FACE        MARKET
DESCRIPTION                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 16.6%
     U.S. Treasury Notes
       6.750%,  05/31/99           $2,000      $  2,020
       6.875%,  07/31/99            2,000         2,026
       6.875%,  08/31/99            2,000         2,029
       6.250%,  08/31/00            2,000         2,029
                                               --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $8,112)                                  8,104
                                               --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.4%
     Federal Home Loan Bank
       5.750%,  07/28/00            1,000           999
       5.950%,  01/29/01            1,000         1,000
       6.175%,  03/23/01            2,000         2,000
     Federal Home Loan
       Mortgage Corporation
       5.890%,  02/02/01            1,000         1,000
     Federal National Mortgage
       Association, MTN
       6.120%,  08/25/00            2,000         2,008
       6.310%,  09/14/00            2,000         2,014
                                               --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $8,997)                                  9,021
                                               --------

--------------------------------------------------------------------------------
                                    FACE        MARKET
DESCRIPTION                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 60.5%
   FINANCE -- 31.7%
     Associates of North America
       6.250%,  03/15/99           $1,000      $  1,003
       6.375%,  08/15/99            1,000         1,006
     Bankers Trust New York
       6.625%,  07/30/99            1,000         1,007
     Beneficial, MTN, Series H
       6.330%,  12/18/00            1,000         1,005
     CIT Group Holdings, MTN
       6.625%,  09/13/99            1,400         1,411
     Ford Motor Credit
       5.625%,  01/15/99            1,000           999
     Ford Motor Credit, MTN
       6.950%,  05/15/00            1,000         1,018
     General Motors Acceptance, MTN
       6.700%,  07/02/99            1,000         1,008
       7.125%,  05/10/00            1,000         1,019
     Goldman Sachs
       6.200%,  12/15/00            1,000         1,001
     Household Bank FSB
       6.250%,  04/01/99            1,000         1,003
     International Lease Finance,
       MTN, Series J
       6.030%,  04/05/01            1,000         1,000
     Morgan Stanley Group, MTN
       6.375%,  01/18/00            1,000         1,006
     Salomon Smith Barney
       6.500%,  03/01/00            1,000         1,009
     Travelers Property & Casualty
       6.750%,  09/01/99            1,000         1,008
                                               --------
                                                 15,503
                                               --------
   INDUSTRIAL -- 20.6%
     Albertson's
       6.375%,  06/01/00            1,000         1,010
     Coca-Cola Enterprises
       7.000%,  11/15/99            1,000         1,014
     CSC Enterprises
       6.800%,  04/15/99            1,000         1,006
     CSX Transport
       5.740%,  03/15/99            1,000           999
     Ingersoll Rand, MTN
       6.450%,  08/28/98            1,000         1,000
       6.510%,  08/09/99            1,000         1,006
     J.C. Penney, MTN
       6.375%,  09/15/00            1,000         1,006

                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 1998 (UNAUDITED)
Statement of Net Assets
Short Term Bond Fund (concluded)
--------------------------------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   INDUSTRIAL (CONTINUED)
     John Deere Capital, MTN
       6.150%,  08/01/00           $1,000      $  1,004
     Sears Roebuck Acceptance, MTN
       6.400%,  09/25/00            1,000         1,006
     Southwestern Bell Capital, MTN
       7.000%,  11/22/99            1,000         1,012
                                               --------
                                                 10,063
                                               --------
   UTILITIES -- 8.2%
     Detroit Edision, MTN
       6.390%,  03/15/00            1,000         1,006
     Georgia Power
       6.125%,  09/01/99            2,000         2,005
     Midwest Power
       6.750%,  02/01/00            1,000         1,013
                                               --------
                                                  4,024
                                               --------
TOTAL CORPORATE BONDS
   (Cost $29,593)                                29,590
                                               --------
COMMERCIAL PAPER -- 0.4%
     Cigna
       5.640%,  08/06/98              100           100
     Sears & Roebuck
       5.660%,  08/04/98              100           100
                                               --------
TOTAL COMMERCIAL PAPER
   (Cost $200)                                      200
                                               --------
CASH EQUIVALENTS -- 1.8%
     SEI Daily Income Trust Money
       Market Portfolio               893           893
     SEI Daily Income Trust Prime
       Obligation Portfolio             3             3
                                               --------
TOTAL CASH EQUIVALENTS
   (Cost $896)                                      896
                                               --------
TOTAL INVESTMENTS -- 97.7%
   (Cost $47,798)                                47,811
                                               --------
OTHER ASSETS AND LIABILITIES, NET -- 2.3%         1,147
                                               --------

--------------------------------------------------------------------------------
                                               MARKET
DESCRIPTION                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par value)
   based on 4,882,970 outstanding shares
   of beneficial interest                      $ 51,182
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 13,818 outstanding shares
   of beneficial interest                           141
Accumulated net realized loss on investments     (2,378)
Net unrealized appreciation on investments           13
                                               --------
TOTAL NET ASSETS-- 100.0%                      $ 48,958
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- INSTITUTIONAL CLASS         $10.00
                                               ========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- RETAIL CLASS A                    $9.99
                                               ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS A ($9.99 / 98.5%)                $10.14
                                               ========

--------------------------------------------------------------------------------
MTN -- MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST

--------------------------------------------------------------------------------
SHORT TERM MUNICIPAL
BOND FUND
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]
Revenue Bonds                 64.6%
General Obligations           34.4%
Cash Equivalents               1.0%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.5%
   ALABAMA -- 8.2%
     Alabama State Water Pollution
       Control Authority RB, AMBAC
       5.250%,  08/15/00             $500      $    513
     Jasper, Waterworks & Sewer Board
       RB, AMBAC
       5.050%,  06/01/01               50            51
     Mobile County GO
       6.050%,  02/01/01               65            68
     Mobile County, Public Improvements
       GO, AMBAC
       7.125%,  08/15/10              500           541
                                               --------
                                                  1,173
                                               --------
   ALASKA -- 0.9%
     Anchorage, Hospital RB, Sisters of
       Providence Project
       6.750%,  10/01/01              125           134
                                               --------
   ARIZONA -- 1.9%
     Arizona State Educational Marketing
       Loan Review RB, Series A, MBIA
       6.900%,  09/01/00              265           277
                                               --------

--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   CALIFORNIA -- 3.5%
     Oxnard, Special Assessment RB
       4.900%,  09/02/00             $495      $    499
                                               --------
   COLORADO -- 1.6%
     Colorado State Housing Finance
       Authority GO, Series A
       6.900%,  05/01/01              220           227
                                               --------
   CONNECTICUT -- 3.9%
     Connecticut State Development
       Authority RB, Gross Health
       Care Project
       8.500%,  04/01/21              500           565
                                               --------
   HAWAII -- 3.7%
     Hawaii State GO, Series C, FGIC
       6.000%,  03/01/01              500           523
                                               --------
   ILLINOIS -- 7.9%
     Du Page, Water Commission GO
       5.850%,  03/01/00              500           515
     Illinois State Health Facilities
       Authority RB, Loyola University
       Health Systems, Series A, MBIA
       4.550%,  07/01/01              300           303
     Illinois State Tax Increment RB,
       Hoffman Estates
       6.500%,  05/15/01              300           317
                                               --------
                                                  1,135
                                               --------
   INDIANA -- 6.4%
     Indiana State Educational Facility
       Authority RB, University of
       Evansville Project
       8.125%,  11/01/10              300           332
     Indiana University RB, Series H
       6.600%,  08/01/01              550           589
                                               --------
                                                    921
                                               --------
   MARYLAND -- 3.6%
     Prince George County, Public
       Improvements GO, Series A, MBIA
       5.100%,  03/01/00              500           509
                                               --------
   MINNESOTA -- 7.3%
     Owatonna, Independent School
       District # 761 GO
       5.100%,  02/01/00              500           508

                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 1998 (UNAUDITED)
Statement of Net Assets
Short Term Municipal Bond Fund (concluded)
--------------------------------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   MINNESOTA (CONTINUED)
     Rochester, Health Care Facilities RB,
       Mayo Medical Center, Series C
       7.100%,  11/15/00         $    500      $    534
                                               --------
                                                  1,042
                                               --------
   MISSISSIPPI -- 2.5%
     Mississippi State Higher Education
       RB, Series B
       6.100%,  07/01/01              350           362
                                               --------
   NEBRASKA -- 3.6%
     Nebraska State Building Lease RB,
       Data Processing Center
       5.800%,  06/15/01              100           104
     Nebraska State Public Gas Supply
       System Agency RB
       5.250%,  04/01/02              400           410
                                               --------
                                                    514
                                               --------
   NEVADA -- 4.4%
     Nevada State Housing Division RB,
       Single Family Program, Series A-1
       5.200%,  10/01/01               90            92
     Washoe County, Public
       Improvements GO, MBIA
       8.250%,  06/01/00              500           537
                                               --------
                                                    629
                                               --------
   NEW MEXICO -- 0.8%
     Santa Fe, Municipal Recreational
       Facility RB
       4.600%,  12/01/01              115           115
                                               --------
   NEW YORK -- 3.6%
     New York State Thruway Authority
       RB, Local Highway & Bridges
       Services Contract
       5.000%,  04/01/01              500           509
                                               --------
   NORTH DAKOTA -- 3.5%
     Fargo RB, AMBAC
       5.000%,  01/01/01              500           510
                                               --------
   OHIO -- 4.0%
     Montgomery County GO, Issue I,
       Series A
       6.750%,  09/01/10              100           108

--------------------------------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   OHIO (CONTINUED)
     Ohio State School District GO
       5.250%,  04/15/01             $455      $    468
                                               --------
                                                    576
                                               --------
   PENNSYLVANIA -- 9.5%
     Allegheny County, Hospital
       Development Authority RB, Saint
       Francis Medical Center Project
       4.800%,  05/15/00              395           399
     Pennsylvania State GO
       9.000%,  10/01/00              190           193
       9.000%,  10/01/01               90            91
     Philadelphia, Gas & Water Works RB
       5.800%,  07/01/01              300           311
     Philadelphia, Hospitals & Higher
       Education Facilities Authority RB,
       Temple University Hospital,
       Series A
       6.000%,  11/15/00              350           363
                                               --------
                                                  1,357
                                               --------
   SOUTH CAROLINA -- 3.6%
     Pickens County, School
       District GO, FGIC
       5.250%,  05/01/00              500           511
                                               --------
   TEXAS -- 6.8%
     Dallas, Housing RB, Corporate
       Capital Projects
       7.450%,  08/01/00              140           147
     Northeast Texas Independent
       School District GO, PSFG
       7.000%,  02/01/00              500           521
     Tarrant County, Health Facilities
       Development RB, Health Resources
       Systems, Series A, MBIA
       5.000%,  02/15/01              300           307
                                               --------
                                                    975
                                               --------
   UTAH -- 3.6%
     Utah State Water Finance Agency RB,
       Series A, MBIA
       5.000%,  10/01/00              500           511
                                               --------
   WASHINGTON -- 1.8%
     Washington State Public Power
       Supply, RB, Nuclear Project
       # 1, Series B
       5.000%,  07/01/01              250           255
                                               --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST

--------------------------------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   WISCONSIN -- 0.9%
     Wisconsin State Housing & Economic
       Development Authority RB, Series C
       4.800%,  11/01/00          $   125      $    126
                                               --------
TOTAL MUNICIPAL BONDS
   (Cost $13,875)                                13,955
                                               --------
CASH EQUIVALENTS -- 1.0%
     SEI Tax-Exempt Trust Institutional
       Tax-Free Portfolio             146           146
     SEI Tax-Exempt Trust Tax-Free
       Portfolio                        2             2
                                               --------
TOTAL CASH EQUIVALENTS
   (Cost $148)                                      148
                                               --------
TOTAL INVESTMENTS -- 98.5%
   (Cost $14,023)                                14,103
                                               --------
OTHER ASSETS AND LIABILITIES, NET -- 1.5%           208
                                               --------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par value)
   based on 1,369,358 outstanding shares of
   beneficial interest                          13,600
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 59,717 outstanding shares of
   beneficial interest                             605
Undistributed net investment income                  7
Accumulated net realized gain on investments        19
Net unrealized appreciation on investments          80
                                               --------
TOTAL NET ASSETS -- 100.0%                     $ 14,311
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS        $10.01
                                               ========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- RETAIL CLASS A                   $10.05
                                               ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS A ($10.05 / 98.5%)               $10.20
                                               ========

--------------------------------------------------------------------------------
GO -- GENERAL OBLIGATION
RB -- REVENUE BOND
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR SECURITIES LISTED ABOVE.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
PSFG -- PERMANENT SCHOOL FUND GUARANTEED


--------------------------------------------------------------------------------
IDAHO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]
Revenue Bonds                     29.8%
General Obligations               69.1%
Cash Equivalents                   1.1%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.8%
   IDAHO -- 94.3%
     Ada & Canyon Counties, Joint
       School District # 2,
       Meridian GO
       5.350%,  07/30/09          $   750    $      799
       5.500%,  07/30/10              205           218
       5.500%,  07/30/11              270           288
       5.500%,  07/30/14              500           526
       5.625%,  07/30/16              500           527
     Ammon, Urban Renewal Agency
       RB, Series B
       6.000%,  08/01/14              125           132
     Bannock & Caribou Counties,
       Joint School District # 21,
       Marsh VY GO
       5.300%,  09/01/04              100           103
     Bannock County, School
       District # 25,
       Pocatello GO, FGIC
       5.250%,  08/01/15              500           511
     Bingham County, School
       District # 055,
       Blackfoot GO, MBIA
       5.650%,  08/01/15              560           586
     Boise City RB
       5.100%,  02/01/11              500           516
     Boise City, Airport RB,
       Package Facility Project,
       Series A, AMBAC
       5.400%,  08/01/11            1,000         1,045

                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 1998 (UNAUDITED)
Statement of Net Assets
Idaho Municipal Bond Fund (continued)
--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   IDAHO (CONTINUED)
     Boise City, Independent
       School District # 1
       GO, AMBAC
       5.400%,  07/30/14          $   500       $   514
     Boise State University
       Student Housing System RB
       5.250%,  04/01/17              160           164
     Boise, Independent School
       District GO
       5.375%,  07/30/10              250           263
       5.500%,  07/30/16            1,250         1,303
     Bonneville & Bingham Counties,
       School District # 93
       GO, FGIC
       5.750%,  07/30/07              500           545
       5.500%,  07/30/10              850           900
     Bonneville County, Jail
       Bonds GO, FSA
       5.500%,  08/01/16              590           612
     Bonneville County, School
       District # 91,
       Idaho Falls GO
       5.200%,  08/01/05              500           513
       5.450%,  08/01/08              500           512
       5.500%,  08/01/09              300           308
     Canyon County, School
       District # 131,
       Nampa GO, MBIA
       5.500%,  07/30/11              500           518
       5.500%,  07/30/12              500           521
     Canyon County, School
       District # 132 GO, FSA
       5.400%,  07/30/11              200           208
       5.400%,  07/30/12              400           416
       5.450%,  07/30/14              470           489
       5.450%,  07/30/15              900           931
     Canyon County, School
       District # 139 GO
       5.100%,  08/01/09              500           511
       5.200%,  08/01/10            1,000         1,021
       5.200%,  08/01/11              320           326
       5.200%,  08/01/12              110           112
     Caribou & Bonneville Counties,
       School District # 150 GO
       5.500%,  09/01/06              200           204
     Cassia & Twin Falls Counties,
       Joint School District # 151
       GO, FGIC
       5.375%,  08/01/14            1,000         1,030
       5.375%,  08/01/16            1,000         1,025
     City of Sun Valley GO
       5.050%,  08/01/08              195           201
     Coeur D'Alene GO, AMBAC
       5.350%,  03/01/11              240           247

--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   IDAHO (CONTINUED)
     Elks, Health Facility
       Authority RB,
       Hospital Rehab Project
       5.000%,  07/15/08          $   250       $   249
       5.125%,  07/15/13              500           492
       5.450%,  07/15/23              280           276
     Elmore County, School
       District # 193,
       Mountain Home GO, AMBAC
       5.000%,  07/31/10              400           410
     Fremont & Madison Counties,
       School District # 215,
       St. Anthony GO, FSA
       5.600%,  08/01/14              125           130
       5.600%,  08/01/15              765           794
     Gooding & Lincoln Counties,
       Joint School District # 231
       GO, FSA,
       Pre-refunded @ 100 (A)
       6.250%,  02/01/04              130           143
       6.300%,  02/01/04              535           591
     Gooding County, School
       District # 232,
       Wendell GO, AMBAC
       5.000%,  08/01/11              100           101
     Idaho State Building
       Authority RB, MBIA
       5.600%,  09/01/05              100           106
       5.800%,  09/01/05              100           108
     Idaho State Building
       Authority RB, Series A
       5.000%,  09/01/21              100            98
     Idaho State Health Facility
       Authority RB, Magic Valley
       Regional Medical Center, AMBAC
       5.200%,  12/01/04              250           261
       5.625%,  12/01/13              200           210
     Idaho State Health Facility
       Authority RB, Mercy Medical
       Center, Pre-refunded @ 102 (A)
       6.200%,  11/15/02              130           143
     Idaho State Health Facility
       Authority RB, St. Alphonsus
       Regional Medical Center,
       Pre-refunded @ 102 (A)
       6.100%,  12/01/02              100           110
     Idaho State Health Facility
       Authority RB, St. Joseph's
       Regional Medical Center, MBIA
       5.000%,  07/01/07              500           517
     Idaho State Housing & Finance
       Association RB, SFM
       4.950%,  07/01/11              365           363

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST

--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   IDAHO (CONTINUED)
     Idaho State Housing & Finance
       Association RB, AMT
       6.150%,  01/01/28           $1,000    $    1,059
     Jefferson County, School
       District # 253 GO, MBIA
       5.500%,  08/01/15              240           249
     Jerome County, School
       District # 262 GO, AMBAC
       5.150%,  08/01/04              200           203
     Jerome, Lincoln & Gooding
       Counties GO
       5.000%,  07/31/12              290           292
     Kootenai County, Consolidated
       Free Library District
       GO, FSA
       5.000%,  08/01/06              160           167
     Latah & Clearwater Counties,
       School District # 286
       GO, AMBAC
       5.500%,  02/01/07              200           207
       5.600%,  02/01/08              200           207
     Lewis-Clark State College,
       Refunding Improvements RB
       5.200%,  04/01/17              250           253
     Lewiston Orchards,
       District Water RB
       5.000%,  06/01/08              110           113
     Madison County GO, FSA
       5.400%,  08/01/15              420           431
     Madison County, School
       District # 321, Rexburg
       GO, AMBAC
       5.300%,  02/01/03              200           205
     McCall, Water RB,
       Parity Lien, FSA
       5.750%,  03/01/07              215           235
       5.850%,  03/01/16              500           538
     Meridian GO, FSA
       5.000%,  08/01/15              290           291
     Nez Perce County, Pollution
       Control RB, Potlatch
       Corporation Project
       6.000%,  10/01/24            1,000         1,065
     Oneida County, School
       District # 351 GO, MBIA
       5.000%,  07/31/15              375           379
     Payette County, School
       District # 372 GO
       6.250%,  07/30/10              365           418
     Payette County, School
       District # 372 GO,
       Asset Guaranty,
       Pre-refunded @ 100 (A)
       6.750%,  07/31/03              100           112

--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   IDAHO (CONTINUED)
     Southern Idaho Regional
       Solid Waste Project COP
       5.450%,  11/01/13          $   500     $     521
     Teton County, School
       District # 401 GO, FSA
       5.300%,  08/01/07              225           239
       5.500%,  08/01/10              400           424
     Twin Falls & Cassia Counties,
       Joint School District
       # 418 GO, MBIA
       5.450%,  08/01/15              145           150
     Twin Falls County, School
       District # 413 GO,
       Class A, AMBAC
       5.250%,  07/30/09              200           208
       5.250%,  07/30/13              400           408
       5.250%,  07/30/14              420           427
     Twin Falls County, School
       District # 415 GO,
       Asset Guaranty
       5.500%,  08/01/15              195           203
     University of Idaho,
       Refunding &
       Improvements RB
       5.100%,  04/01/07              200           207
     University of Idaho,
       Student Fee RB
       5.350%,  04/01/10              250           258
     University of Idaho,
       Student Fee RB, FSA
       5.850%,  04/01/11              500           541
     University of Idaho,
       Student Fee RB
       5.650%,  04/01/22              500           526
     Washington County, School
       District # 431 GO, AMBAC
       5.300%,  08/01/04              200           208
       5.400%,  08/01/05              100           104
       5.500%,  08/01/06              200           208
                                               --------
                                                 34,803
                                               --------
   PUERTO RICO -- 3.5%
     Puerto Rico Commonwealth GO
       5.750%,  07/01/17              250           264
     Puerto Rico Municipal Finance
       Agency RB, Series A
       5.250%,  07/01/10            1,000         1,048
                                               --------
                                                  1,312
                                               --------
TOTAL MUNICIPAL BONDS
   (Cost $34,603)                                36,115
                                               --------
                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 1998 (UNAUDITED)
Statement of Net Assets
Idaho Municipal Bond Fund (concluded)
--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 1.1%
     SEI Tax-Exempt Trust Institutional
       Tax-Free Portfolio            $393      $    393
                                               --------
TOTAL CASH EQUIVALENT
   (Cost $393)                                      393
                                               --------
TOTAL INVESTMENTS -- 98.9%
   (Cost $34,996)                                36,508
                                               --------
OTHER ASSETS AND LIABILITIES, NET -- 1.1%           390
                                               --------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 2,366,501 outstanding
   shares of beneficial interest                 24,148
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par
   value) based on 997,860 outstanding shares
   of beneficial interest                        10,468
Portfolio Shares of Retail Class B
   (unlimited authorization -- no par
   value) based on 70,194 outstanding shares
   of beneficial interest                           757
Accumulated net realized gain on investments         13
Net unrealized appreciation on investments        1,512
                                               --------
TOTAL NET ASSETS -- 100.0%                     $ 36,898
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS        $10.73
                                               ========
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE -- RETAIL CLASS A                       $10.76
                                               ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS A ($10.76 / 96%)                 $11.21
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS B (1)         $10.77
                                               ========

--------------------------------------------------------------------------------
(1) RETAIL CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR DESCRIPTION OF A POSSIBLE REDEMPTION CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.
(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.
AMT--ALTERNATIVE MINIMUM TAX
COP--CERTIFICATE OF PARTICIPATION
GO--GENERAL OBLIGATION
RB--REVENUE BOND
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR SECURITIES LISTED ABOVE.
ASSET GUARANTY--ASSET GUARANTY
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC--FINANCIAL GUARANTY INSURANCE CORPORATION
FSA--FINANCIAL SECURITY ASSURANCE
MBIA--MUNICIPAL BOND INVESTORS ASSURANCE
SFM--SECURITY FEDERAL - MIAMI

--------------------------------------------------------------------------------
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]
Revenue Bonds                    89.9%
General Obligations               9.0%
Cash Equivalents                  9.0%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.0%
   ALABAMA -- 0.9%
     Alabama State Housing Finance
       Authority RB, Series B,
       AMT, GNMA
       6.100%,  10/01/20          $   120      $    126
     Valley, Special Care
       Facilities RB, Lanier
       Memorial Hospital,
       Series A
       5.650%,  11/01/22              500           502
                                               --------
                                                    628
                                               --------
   ALASKA -- 6.8%
     Alaska State Housing
       Finance RB, MBIA
       6.100%,  12/01/37              370           391
     Alaska State Housing
       Finance RB, Series A
       5.700%,  12/01/29              500           511
     Alaska State Student Loan RB,
       Series A, AMBAC
       5.750%,  07/01/14              400           416
     Alaska State Veterans Housing RB,
       1st Series, GNMA
       5.400%,  12/01/23              430           431
     Valdez, Marine Term RB,
       Mobil Pipeline Project
       5.750%,  11/01/28            1,000         1,027

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST

--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   ALASKA (CONTINUED)
     Valdez, Marine Term RB, Mobil
       Pipeline Project, Series A
       5.850%,  08/01/25           $1,000      $  1,032
     Valdez, Marine Term RB, Mobil
       Pipeline Project, Series B
       5.500%,  10/01/28            1,000         1,009
                                               --------
                                                  4,817
                                               --------
   ARIZONA -- 0.7%
     Maricopa County, Elementary
       School District # 068 GO,
       Alhambra, AMBAC
       5.100%,  07/01/11              500           511
                                               --------
   ARKANSAS -- 0.7%
     Independence County, Pollution
       Control RB, Power &
       Light Project
       6.250%,  01/01/21              500           532
                                               --------
   CALIFORNIA -- 3.4%
     California State Tri-City Hospital
       District RB, Series A, MBIA
       5.625%,  02/15/17            1,010         1,054
     Los Angeles, Department of
       Water & Power RB
       6.000%,  07/15/32              190           199
     Northern California Power
       Agency RB, AMBAC,
       Pre-refunded @ 100 (A)
       7.500%,  07/01/21              530           695
     San Francisco, Airport
       Improvement RB, United
       Airlines, ETM
       8.000%,  07/01/13              290           357
     San Francisco, City & County
       RB, Series A, GNMA
       7.125%,  10/01/16              135           150
                                               --------
                                                  2,455
                                               --------
   COLORADO -- 1.6%
     Colorado State Board of
       Agriculture RB, University
       of Southern Colorado
       8.250%,  05/01/03              100           103
     Denver, City & County RB,
       The Boston Loft Project,
       Series A, AMT, FHA
       5.750%,  10/01/27              500           509
     Summit County, Sports
       Facilities RB, Keystone
       Resorts Project
       7.375%,  09/01/10              420           501
                                               --------
                                                  1,113
                                               --------

--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   CONNECTICUT -- 0.7%
     Waterbury, Housing Authority
       RB, Section 8,
       Project A, GNMA
       5.850%,  02/01/37         $    500      $    522
                                               --------
   DISTRICT OF COLUMBIA -- 0.2%
     District of Columbia Housing
       Finance RB, Congress Park II
       Apartments, MBIA (B)
       0.000%,  11/01/25            2,255           143
                                               --------
   FLORIDA -- 1.9%
     Boynton Beach, Housing RB,
       Clipper Cove Apartments
       6.450%,  01/01/27              505           550
     Florida State Housing Finance
       Agency RB, Glen Oaks Apartment
       Project, AMT, FNMA
       5.900%,  02/01/30              500           520
     Largo, Suncoast Health System RB
       6.200%,  03/01/13              295           300
                                               --------
                                                  1,370
                                               --------
   GEORGIA -- 2.0%
     Georgia State Housing & Finance
       Authority RB, Homeownership
       Opportunity Program,
       Series C, FHA
       6.500%,  12/01/11              335           359
     Georgia State Housing & Finance
       Authority RB, Subseries
       B2, AMT
       5.850%,  12/01/28            1,000         1,034
                                               --------
                                                  1,393
                                               --------
   HAWAII -- 1.1%
     Hawaii State Department of
       Budget & Finance RB, Wahawa
       General Hospital Project
       7.500%,  07/01/12              250           277
     Hawaii State Housing Finance
       & Development RB,
       Series A, FNMA
       5.750%,  07/01/30              500           511
                                               --------
                                                    788
                                               --------
   IDAHO -- 2.1%
     Elks, Health Facility
       Authority RB, Hospital
       Rehabilitation Project
       5.450%,  07/15/23              400           394

                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 1998 (UNAUDITED)
Statement of Net Assets
Municipal Bond Fund (continued)
--------------------------------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   IDAHO (CONTINUED)
     Idaho State Health Facilities
       Authority RB, Bannock
       Regional Medical Center
       Project
       6.125%,  05/01/25         $    465      $    493
     Nez Perce County, Pollution
       Control RB, Potlatch
       Corporation Project
       6.000%,  10/01/24              545           580
                                               --------
                                                  1,467
                                               --------
   ILLINOIS -- 8.7%
     Bryant, Pollution Control
       RB, Central Illinois
       Light Company
       5.900%,  08/01/23            1,000         1,039
     Chicago, Board of
       Education GO, MBIA
       6.000%,  12/01/26              150           162
     Chicago, Housing RB, Bryne Mawr/
       Belle Project, AMT, GNMA
       6.125%,  06/01/39              500           531
     Illinois State Health Facilities
       Authority RB, University
       of Chicago Hospital Project,
       MBIA
       6.125%,  08/15/21              735           785
     Illinois State Housing
       Development Authority RB,
       Section 8, HUD
       7.000%,  07/01/17              110           110
     Illinois State Metropolitan
       Pier & Exposition Authority
       Dedicated State Tax RB,
       MBIA, (B)
       0.000%,  06/15/26            1,500           347
     Illinois State Toll Highway
       Priority RB, Series A, FGIC
       6.200%,  01/01/16            1,000         1,079
     McHenry County, Community Unit
       School District # 200 GO,
       Series A, FSA
       5.850%,  01/01/16            1,000         1,061
     Rockford, Faust Landmark
       Apartments RB, Series A,
       MBIA
       6.750%,  01/01/18            1,000         1,105
                                               --------
                                                  6,219
                                               --------
   INDIANA -- 2.0%
     Ball State University Student
       Fee RB, Series G, FGIC
       6.125%,  07/01/14              500           535

--------------------------------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   INDIANA (CONTINUED)
     Hammond, Multi-School
       Building RB, FGIC
       6.125%,  07/15/19          $   720      $    778
     Indiana State Toll Financial
       Authority RB
       6.000%,  07/01/13               25            25
     Petersburg, Pollution Control RB,
       Indianapolis Power & Light
       6.625%,  12/01/24              105           117
                                               --------
                                                  1,455
                                               --------
   IOWA -- 2.3%
     Iowa City, Sewer RB, MBIA
       5.750%,  07/01/21            1,000         1,039
     Iowa State Finance
       Authority RB, Series F, GNMA
       5.700%,  01/01/27              500           513
     Iowa State Hospital Facility
       RB, Series N, FSA
       6.250%,  02/15/22              100           107
                                               --------
                                                  1,659
                                               --------
   KENTUCKY -- 0.9%
     Kentucky State Economic
       Development RB, Appalachian
       Hospital System
       5.875%,  10/01/22              500           513
     University of Louisville
       Consolidated Educational
       Building RB, Series H
       5.875%,  05/01/11              100           106
                                               --------
                                                    619
                                               --------
   MAINE -- 2.8%
     Maine State Housing Authority
       RB, Series D2, AMT
       5.900%,  11/15/25            1,000         1,030
     Maine Student Loan RB,
       Series A2
       6.600%,  05/01/05              935           982
                                               --------
                                                  2,012
                                               --------
   MASSACHUSETTS -- 0.3%
     Massachusetts State Health &
       Educational Facilities
       Authority RB, Melrose-
       Wakefield Hospital,
       Series B, ETM, GOH
       5.875%,  07/01/18              200           221
                                               --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST

--------------------------------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   MICHIGAN -- 1.6%
     Michigan State Housing
       Development Authority
       RB, FHA
       5.700%,  07/01/06          $   115      $    115
     Ypsilanti, School District
       GO, FGIC
       5.750%,  05/01/20            1,000         1,053
                                               --------
                                                  1,168
                                               --------
   MISSOURI -- 1.0%
     Missouri State Health &
       Education Facilities RB,
       SSM Health Care Projects,
       Series B, ETM, MBIA
       7.000%,  06/01/15              650           700
                                               --------
   NEVADA -- 2.2%
     Nevada State GO, Project
       # 32, ETM
       7.000%,  08/01/10            1,000         1,075
     Nevada State Housing
       Division RB,
       Issue C-1, FHA
       6.500%,  10/01/16              200           213
     Nevada State Housing
       Division RB,
       Saratoga Palms, FNMA
       6.250%,  10/01/16              280           298
                                               --------
                                                  1,586
                                               --------
   NEW HAMPSHIRE -- 0.9%
     New Hampshire State Higher
       Education & Health
       Facilities RB, Nashua
       Memorial Hospital
       6.250%,  10/01/08              630           674
                                               --------
   NEW MEXICO -- 1.2%
     Carlsbad, Housing RB,
       Colonial Hillcrest
       7.375%,  08/01/27              375           398
     Southeastern New Mexico
       Affordable Housing RB,
       Casa Hermosa Apartments
       7.250%,  12/01/27              430           455
                                               --------
                                                    853
                                               --------
   NEW YORK -- 7.4%
     New York City Industrial
       Development Agency RB
       11.250%,  07/01/04             400           436
     New York State Dorm
       Authority RB,
       Menorah Campus, FHA
       6.100%,  02/01/37            1,000         1,058

--------------------------------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   NEW YORK (CONTINUED)
     New York State Dorm
       Authority RB, FHA
       6.000%,  08/01/36          $   875      $    923
     New York State Ideal
       Senior Living
       Center Housing RB
       5.900%,  08/01/26              500           523
     New York State Local
       Government Assistance
       RB, Series A
       6.000%,  04/01/24              180           192
     New York State Medical
       Care Facilities RB,
       Series E, MBIA
       6.500%,  08/15/24              100           110
     New York State Metropolitan
       Transit Authority RB,
       Series C1
       5.625%,  07/01/27            1,000         1,023
     United Nations Development
       RB, Series B
       5.600%,  07/01/26            1,000         1,002
                                               --------
                                                  5,267
                                               --------
   NORTH CAROLINA -- 2.3%
     North Carolina State Eastern
       Municipal Power Agency RB,
       Catawba Electric, Series B
       6.000%,  01/01/20              630           635
     North Carolina State
       Eastern Municipal Power
       Agency RB, Series A,
       Pre-refunded @ 100 (A)
       6.000%,  01/01/22              580           664
     North Carolina State Eastern
       Municipal Power Agency RB,
       Series B
       5.500%,  01/01/21              310           310
                                               --------
                                                  1,609
                                               --------
   NORTH DAKOTA -- 1.3%
     Fargo, Housing RB
       7.125%,  02/01/26              255           260
     North Dakota State Housing
       Finance Agency RB,
       Series C, AMT
       5.950%,  07/01/17              280           294
       6.100%,  07/01/28              365           382
                                               --------
                                                    936
                                               --------
   OHIO -- 3.4%
     Erie County, Franciscan
       Service RB,
       Providence Hospital
       6.000%,  01/01/13            1,000         1,048

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 1998 (UNAUDITED)
Statement of Net Assets
Municipal Bond Fund (continued)
--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   OHIO (CONTINUED)
     Johnstown, Waterworks
       System RB
       6.000%,  12/01/17          $   250      $    260
     Montgomery, Special
       Assessment RB,
       Montgomery Woods Project
       6.000%,  12/01/17               75            80
     Oak Hills, Local School
       District GO, Series A
       5.700%,  12/01/25              500           529
     Wyoming, School District GO
       5.250%,  12/01/22              500           493
                                               --------
                                                  2,410
                                               --------
   OKLAHOMA -- 0.7%
     Oklahoma State Industrial
       Authority RB, Deaconess
       Health Care, Series A
       5.750%,  10/01/17              500           508
                                               --------
   OREGON -- 1.3%
     Clackamas County, Hospital
       Facility RB, Fellows Home,
       Series A
       5.875%,  09/15/21              900           898
                                               --------
   PENNSYLVANIA -- 8.8%
     Allentown, Hospital Authority
       RB, Sacred Heart Hospital
       of Allentown, Series A
       6.750%,  11/15/14              500           544
     Delaware County, Hospital
       Authority RB, Crozer-Chester
       Medical Center
       6.000%,  12/15/09              500           525
       6.000%,  12/15/20              500           520
     Monroeville, Hospital RB
       6.250%,  10/01/15            1,000           938
     Dauphin County, General
       Authority Office RB,
       Forum Pl, Series A
       6.000%,  01/15/25              500           501
     Pennsylvania State GO
       9.000%,  10/01/00               90            91
     Pennsylvania State Housing
       Finance Agency RB,
       Series 39B
       6.875%,  10/01/24              750           812
     Pennsylvania State Housing
       Finance Agency RB,
       Series 59A, AMT
       5.800%,  10/01/29            1,250         1,283

--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   PENNSYLVANIA (CONTINUED)
     Scranton-Lackawanna, Health &
       Welfare Authority RB, Moses
       Taylor Hospital Project
       6.250%,  07/01/20          $   500      $    534
     Warren County, Hospital
       Authority RB, Series A
       6.900%,  04/01/11              500           547
                                               --------
                                                  6,295
                                               --------
   PUERTO RICO -- 1.5%
     Puerto Rico Commonwealth GO
       5.750%,  07/01/17            1,000         1,056
                                               --------
   RHODE ISLAND -- 2.2%
     Rhode Island State Health &
       Education Building RB
       5.700%,  07/01/15              500           502
     Rhode Island State Housing &
       Mortgage Finance RB,
       Series 23, AMT
       5.950%,  04/01/29            1,000         1,034
                                               --------
                                                  1,536
                                               --------
   SOUTH CAROLINA -- 3.2%
     Peidmont, Municipal Power
       Agency RB, Series A
       5.750%,  01/01/24            1,185         1,186
     South Carolina State
       Connector 2000
       Association RB,
       Toll Road Project (B)
       0.000%,  01/01/31              500            74
     University of South Carolina
       RB, MBIA
       5.750%,  06/01/26            1,000         1,051
                                               --------
                                                  2,311
                                               --------
   SOUTH DAKOTA -- 0.8%
     South Dakota State Health &
       Education Facilities RB, Huron
       Regional Medical Center
       7.250%,  04/01/20              500           551
                                               --------
   TEXAS -- 1.8%
     Beaumont, Multi-Family Housing
       RB, Park Shadows Project, FHA
       6.450%,  06/15/22              500           528
     Harris County, Industrial
       Development RB, Gatx
       Terminals Project
       6.950%,  02/01/22              500           543

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST

--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   TEXAS (CONTINUED)
     Texarkana, Health Facilities
       RB, Wadley Regional
       Medical Center,
       Series B, MBIA
       6.000%,  10/01/17          $   160      $    180
                                               --------
                                                  1,251
                                               --------
   UTAH -- 3.4%
     Provo City, Housing Authority
       RB, Lookout Pointe Apartments,
       GNMA
       5.800%,  07/20/22              500           515
     Salt Lake County, Westminster
       College Project RB
       5.750%,  10/01/27              250           254
     Utah State Building Ownership
       Authority Lease RB, State
       Facilities Master Lease,
       Series A, AMBAC
       5.750%,  05/15/18              300           314
     Utah State Housing Finance
       Agency RB, FHA
       6.800%,  01/01/12              260           277
     Weber County, Municipal
       Building Authority RB, MBIA
       5.750%,  12/15/19            1,000         1,046
                                               --------
                                                  2,406
                                               --------
   VERMONT -- 2.2%
     Vermont State Housing Finance
       Agency RB, Series 9, AMT,
       MBIA
       6.000%,  05/01/37              595           619
     Vermont State Student
       Assistance Financing RB,
       Series B, AMT, FSA
       6.700%,  12/15/12              900           975
                                               --------
                                                  1,594
                                               --------
   WASHINGTON -- 4.5%
     Chelan County, Public Utility
       District #1 RB, Columbia
       River Rock Issue, MBIA
       0.000%,  06/01/19            1,500           510
     King County, GO, MBIA
       6.125%,  01/01/33              110           119
     Seattle, Low Income Housing
       Assistance Authority RB,
       Kin On Project,
       Series A, GNMA
       7.400%,  11/20/36            1,000         1,168

--------------------------------------------------------------------------------
                                     FACE      MARKET
DESCRIPTION                      AMOUNT (000)VALUE (000)
--------------------------------------------------------------------------------
   WASHINGTON (CONTINUED)
     Snohomish County, Public
       Utility RB, District
       # 001, FGIC
       6.000%,  01/01/18          $   220      $    232
     Stevens County, Water
       Power RB, Kettle Project
       6.000%,  12/01/23              110           115
     Washington State Development
       RB, Tramco Project
       6.000%,  08/01/23              820           848
     Washington State Health Care
       Facilities Authority RB,
       Sweedish Health System,
       AMBAC
       5.500%,  11/15/13              200           209
                                               --------
                                                  3,201
                                               --------
   WISCONSIN -- 3.3%
     Wisconsin State GO,
       Series D, AMT
       5.800%,  05/01/20              145           149
     Wisconsin State Health &
       Education Facilities RB,
       Franciscan Skemp
       Medical Center
       6.125%,  11/15/15            1,000         1,079
     Wisconsin State Health &
       Education Facilities RB,
       Hess Memorial
       Hospital Association
       7.875%,  11/01/22              500           575
     Wisconsin State Housing & Economic
       Development RB, Series A
       6.000%,  09/01/15              550           578
                                               --------
                                                  2,381
                                               --------
   WYOMING -- 2.9%
     Jackson, National Rural Utilities
       RB, Gas Supply, Series B, AMT
       5.875%,  05/01/26              500           523
     Wyoming State Community
       Development Authority RB,
       Series A, FHA
       6.000%,  06/01/23            1,000         1,039
     Wyoming State Community
       Development Authority RB,
       Series 4, AMT
       5.850%,  06/01/28              495           511
                                               --------
                                                  2,073
                                               --------
TOTAL MUNICIPAL BONDS
   (Cost $67,958)                                69,188
                                               --------
                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
JULY 31, 1998 (UNAUDITED)
Statement of Net Assets
Municipal Bond Fund (concluded)
--------------------------------------------------------------------------------
                                  SHARES/FACE   MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
MUTUAL FUNDS -- 1.3%
     Greenwich Street
       Municipal Fund             $50,000      $    512
     Managed Municipals
       Portfolio Fund              34,000           370
     Munivest Fund                  4,500            44
                                               --------
TOTAL MUTUAL FUNDS
   (Cost $933)                                      926
                                               --------
CASH EQUIVALENT -- 0.1%
     SEI Tax-Exempt Trust
       Tax-Free Portfolio              32            32
                                               --------
TOTAL CASH EQUIVALENT
   (Cost $32)                                        32
                                               --------
TOTAL INVESTMENTS -- 98.4%
   (Cost $68,923)                                70,146
                                               --------
OTHER ASSETS AND LIABILITIES, NET -- 1.6%         1,180
                                               --------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par value)
   based on 5,990,726 outstanding shares
   of beneficial interest                        60,058
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 851,997 outstanding shares
   of beneficial interest                         8,502
Portfolio Shares of Retail Class B
   (unlimited authorization -- no par value)
   based on 54,091 outstanding shares of
   beneficial interest                              560
Accumulated net realized gain on investments        983
Net unrealized appreciation on investments        1,223
                                               --------
TOTAL NET ASSETS -- 100.0%                     $ 71,326
                                               ========

--------------------------------------------------------------------------------
                                               MARKET
DESCRIPTION                                    VALUE
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS        $10.34
                                               ========
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE -- RETAIL CLASS A                       $10.34
                                               ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS A ($10.34 / 96%)                 $10.77
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS B (1)         $10.34
                                               ========

--------------------------------------------------------------------------------
(1) RETAIL CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE REDEMPTION CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.
(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.
(B) ZERO COUPON SECURITY
AMT -- ALTERNATIVE MINIMUM TAX
ETM -- ESCROWED TO MATURITY
GO -- GENERAL OBLIGATION
RB -- REVENUE BOND
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR SECURITIES LISTED ABOVE.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHA -- FEDERAL HOUSING ADMINISTRATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY INSURANCE
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GOH -- GENERAL OBLIGATION OF HOSPITAL
HUD -- DEPARTMENT OF HOUSING & URBAN DEVELOPMENT
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
QSBLF -- QUALIFIED SCHOOL BOND LOAN FUND

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FOR THE SIX MONTH PERIOD ENDED JULY 31, 1998         THE ACHIEVEMENT FUNDS TRUST
Statements of Operations (000)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     SHORT
                                                                            SHORT     TERM       IDAHO
                                                              INTERMEDIATE  TERM    MUNICIPAL  MUNICIPAL   MUNICIPAL
                                           EQUITY    BALANCED   TERM BOND   BOND      BOND       BOND        BOND
                                            FUND       FUND       FUND      FUND      FUND       FUND        FUND
                                           ======    ======== ============  =====   =========  ========    =========
INCOME:
   Dividend Income                         $ 1,465     $  944    $   --     $   --     $ --       $ --      $   --
   Interest Income                             187      2,019     5,484      1,556      331        924       1,958
                                           -------     ------    ------     ------     ----       ----      ------
      Total Income                           1,652      2,963     5,484      1,556      331        924       1,958
                                           -------     ------    ------     ------     ----       ----      ------
EXPENSES:
   Administrative Fees                         227        186       167         50       50         50          71
   Less: Waiver of Administrative Fees          --         --        --         --      (35)       (14)         --
   Investment Advisory Fees                    841        687       500        149       46        108         213
   Less: Waiver of Investment
      Advisory Fees                           (186)      (119)     (123)       (58)     (25)       (49)        (72)
   Custodian/Transfer Agent Fees                26         25        25         23       20         22          23
   Professional Fees                            25         13        18          7        2          4           8
   Pricing Fees                                  4          3         3          1       --          1           1
   Registration & Filing Fees                   20         12        15          4       (4)         8          11
   Printing Fees                                18         15        13          5        1          3           6
   Trustee Fees                                  5          4         4          1       --          1           2
   Distribution Fees - Retail A                 14          5         3         --       --         12          12
   Distribution Fees - Retail B (1)              2          1        --         --       --          1           1
   Interest Expense                             --         --        --         --       --         --           1
   Amortization of Deferred
      Organizational Costs                       5          6         4          4        2          1           2
                                           -------     ------    ------     ------     ----       ----      ------
   Total Expenses                            1,001        838       629        186       57        148         279
                                           -------     ------    ------     ------     ----       ----      ------
   Net Income                                  651      2,125     4,855      1,370      274        776       1,679
                                           -------     ------    ------     ------     ----       ----      ------
   Net Realized Gain (Loss) on
      Investments                           16,840     11,403       (46)       (50)      10        (12)        714
   Net Change in Unrealized
      Appreciation (Depreciation)
      of Investments                           414     (4,134)   (1,047)      (201)     (70)      (271)     (1,017)
                                           -------     ------    ------     ------     ----       ----      ------
   Net Realized and Unrealized Gain
      (Loss) on Investments                 17,254      7,269    (1,093)      (251)     (60)      (283)       (303)
                                           -------     ------    ------     ------     ----       ----      ------
   Increase in Net Assets Resulting
      from Operations                      $17,905     $9,394    $3,762     $1,119     $214       $493      $1,376
                                           =======     ======    ======     ======     ====       ====      ======

(1) COMMENCED OPERATIONS ON MAY 1, 1998.
    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Statements of Changes in Net Assets (000)
FOR THE SIX MONTH PERIOD ENDED JULY 31, 1998 (UNAUDITED) AND THE YEAR ENDED JANUARY 31, 1998.
--------------------------------------------------------------------------------

                                                           EQUITY                    BALANCED                 INTERMEDIATE
                                                            FUND                       FUND                  TERM BOND FUND
                                                     ==================         ==================        ===================
                                                      2/1/98    2/1/97           2/1/98    2/1/97          2/1/98    2/1/97
                                                        TO        TO               TO        TO              TO        TO
                                                      7/31/98   1/31/98          7/31/98   1/31/98         7/31/98   1/31/98
                                                     --------  --------         --------  --------        --------   --------
INVESTMENT ACTIVITIES:
   Net Investment Income                             $    651  $  1,200         $  2,125  $  4,203        $  4,855   $  8,872
   Net Realized Gain (Loss) on Investments             16,840    18,358           11,403    10,936             (46)      (389)
   Net Change in Unrealized
      Appreciation (Depreciation) of Investments          414    19,189           (4,134)   11,733          (1,047)     4,245
                                                     --------  --------         --------  --------        --------   --------
Increase in Net Assets
   Resulting From Operations                           17,905    38,747            9,394    26,872           3,762     12,728
                                                     --------  --------         --------  --------        --------   --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
      Institutional Class                                (586)   (1,184)          (2,029)   (3,878)         (4,793)    (8,727)
      Retail Class A                                      (18)      (26)             (42)      (67)            (78)      (146)
      Retail Class B (1)                                   (1)                        (1)                       --
   Capital Gains:
      Institutional Class                                  --   (20,133)              --    (8,323)             --         --
      Retail Class A                                       --      (852)              --      (176)             --         --
      Retail Class B (1)                                   --        --               --                        --         --
                                                     --------  --------         --------  --------        --------   --------
Total Distributions                                      (605)  (22,195)          (2,072)  (12,444)         (4,871)    (8,873)
                                                     --------  --------         --------  --------        --------   --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
      Proceeds from Shares Issued                      22,769    32,263            2,967    14,194          21,122     44,870
      Reinvestment of Cash Distributions                  169     6,033            2,026    12,192             863      1,565
      Cost of Shares Redeemed                         (19,757)  (36,401)          (9,996)  (21,130)        (13,411)   (23,136)
                                                     --------  --------         --------  --------        --------   --------
Total Institutional Class Transactions                  3,181     1,895           (5,003)    5,256           8,574     23,299
                                                     --------  --------         --------  --------        --------   --------
   Retail Class A:
      Proceeds from Shares Issued                       2,069     6,827              612       968             462        757
      Reinvestment of Cash Distributions                   17       843               41       239              76        139
      Cost of Shares Redeemed                          (1,256)   (2,194)            (254)     (461)           (377)      (907)
                                                     --------  --------         --------  --------        --------   --------
Total Retail Class A Transactions                         830     5,476              399       746             161        (11)
                                                     --------  --------         --------  --------        --------   --------
   Retail Class B (1):
      Proceeds from Shares Issued                       1,512        --              760        --              --         --
      Reinvestment of Cash Distributions                    1        --                1        --              --         --
      Cost of Shares Redeemed                              (1)       --               (3)       --              --         --
                                                     --------  --------         --------  --------        --------   --------
Total Retail Class B Transactions                       1,512        --              758        --              --         --
                                                     --------  --------         --------  --------        --------   --------
Net Increase (Decrease) in Net
   Assets from Share Transactions                       5,523     7,371           (3,846)    6,002           8,735     23,288
                                                     --------  --------         --------  --------        --------   --------
Total Increase (Decrease) in Net Assets                22,823    23,923            3,476    20,430           7,626     27,143
NET ASSETS:
   Beginning of Period                                205,256   181,333          179,620   159,190         164,518    137,375
                                                     --------  --------         --------  --------        --------   --------
   End of Period                                     $228,079  $205,256         $183,096  $179,620        $172,144   $164,518
                                                     ========  ========         ========  ========        ========   ========
SHARES ISSUED AND REDEEMED:
   Institutional Class
      Shares Issued                                     1,363     2,097              215     1,102           2,002      4,313
      Shares Issued in Lieu of Cash Distributions          10       388              147       950              82        151
      Shares Redeemed                                  (1,172)   (2,373)            (726)   (1,650)         (1,270)    (2,228)
                                                     --------  --------         --------  --------        --------   --------
Total Institutional Class Share Transactions              201       112             (364)      402             814      2,236
                                                     --------  --------         --------  --------        --------   --------
   Retail Class A
      Shares Issued                                       125       434               44        74              44         72
      Shares Issued in Lieu of Cash Distributions           1        54                3        19               7         13
      Shares Redeemed                                     (75)     (144)             (18)      (36)            (36)       (87)
                                                     --------  --------         --------  --------        --------   --------
Total Retail Class A Share Transactions                    51       344               29        57              15         (2)
                                                     --------  --------         --------  --------        --------   --------
   Retail Class B (1)
      Shares Issued                                        91        --               55        --              --         --
      Shares Issued in Lieu of Cash Distributions          --        --               --        --              --         --
      Shares Redeemed                                      --        --               --        --              --         --
                                                     --------  --------         --------  --------        --------   --------
Total Retail Class B Share Transactions                    91        --               55        --                         --
                                                     --------  --------         --------  --------        --------   --------
Net Increase (Decrease) in Share Transactions             343       456             (280)      459             829      2,234
                                                     ========  ========         ========  ========        ========   ========


                                                          SHORT TERM              SHORT TERM                IDAHO
                                                           BOND FUND          MUNICIPAL BOND FUND      MUNICIPAL BOND
                                                      ==================      ==================    ===================
                                                      2/1/98     2/1/97       2/1/98     2/1/97     2/1/98      2/1/97
                                                        TO         TO           TO         TO         TO          TO
                                                      7/31/98    1/31/98      7/31/98    1/31/98    7/31/98     1/31/98
                                                      -------    -------      -------    -------    -------     -------
INVESTMENT ACTIVITIES:
   Net Investment Income                              $ 1,370    $ 3,244      $   274    $   739    $   776     $ 1,517
   Net Realized Gain (Loss) on Investments                (50)      (253)          10         65        (12)         70
   Net Change in Unrealized
      Appreciation (Depreciation) of Investments         (201)       426          (70)         6       (271)      1,413
                                                      -------    -------      -------    -------    -------     -------
Increase in Net Assets
   Resulting From Operations                            1,119      3,417          214        810        493       3,000
                                                      -------    -------      -------    -------    -------     -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
      Institutional Class                              (1,366)    (3,230)        (270)      (740)      (581)     (1,132)
      Retail Class A                                       (4)       (14)          (5)        (8)      (192)       (385)
      Retail Class B (1)                                   --                      --                    (3)
   Capital Gains:
      Institutional Class                                  --         --           --       (125)        --         (90)
      Retail Class A                                       --         --           --         (2)        --         (34)
      Retail Class B (1)                                   --         --           --         --         --          --
                                                      -------    -------      -------    -------    -------     -------
Total Distributions                                    (1,370)    (3,244)        (275)      (875)      (776)     (1,641)
                                                      -------    -------      -------    -------    -------     -------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
      Proceeds from Shares Issued                       4,631     12,725          408      2,668      5,227       5,810
      Reinvestment of Cash Distributions                  562      1,122           --          6         11          24
      Cost of Shares Redeemed                          (6,976)   (28,495)      (2,263)    (8,830)    (5,719)     (8,204)
                                                      -------    -------      -------    -------    -------     -------
Total Institutional Class Transactions                 (1,783)   (14,648)      (1,855)    (6,156)      (481)     (2,370)
                                                      -------    -------      -------    -------    -------     -------
   Retail Class A:
      Proceeds from Shares Issued                          12        122          400         65      1,782       4,939
      Reinvestment of Cash Distributions                    4          9            4         10        186         385
      Cost of Shares Redeemed                             (81)      (370)         (26)       (79)      (437)     (1,901)
                                                      -------    -------      -------    -------    -------     -------
Total Retail Class A Transactions                         (65)      (239)         378         (4)     1,531       3,423
                                                      -------    -------      -------    -------    -------     -------
   Retail Class B (1):
      Proceeds from Shares Issued                          --         --           --         --        756          --
      Reinvestment of Cash Distributions                   --         --           --         --          1          --
      Cost of Shares Redeemed                              --         --           --         --         --          --
                                                      -------    -------      -------    -------    -------     -------
Total Retail Class B Transactions                          --         --           --         --        757          --
                                                      -------    -------      -------    -------    -------     -------
Net Increase (Decrease) in Net
   Assets from Share Transactions                      (1,848)   (14,887)      (1,477)    (6,160)     1,807       1,053
                                                      -------    -------      -------    -------    -------     -------
Total Increase (Decrease) in Net Assets                (2,099)   (14,714)      (1,538)    (6,225)     1,524       2,412
NET ASSETS:
   Beginning of Period                                 51,057     65,771       15,849     22,074     35,374      32,962
                                                      -------    -------      -------    -------    -------     -------
   End of Period                                      $48,958    $51,057      $14,311    $15,849    $36,898     $35,374
                                                      =======    =======      =======    =======    =======     =======
SHARES ISSUED AND REDEEMED:
   Institutional Class
      Shares Issued                                       463      1,273           40        266        487         551
      Shares Issued in Lieu of Cash Distributions          56        112           --          1          1           2
      Shares Redeemed                                    (697)    (2,852)        (226)      (879)      (533)       (782)
                                                      -------    -------      -------    -------    -------     -------
Total Institutional Class Share Transactions             (178)    (1,467)        (186)      (612)       (45)       (229)
                                                      -------    -------      -------    -------    -------     -------
   Retail Class A
      Shares Issued                                         1         12           41          6        165         474
      Shares Issued in Lieu of Cash Distributions           1          1           --          1         17          37
      Shares Redeemed                                      (8)       (37)          (3)        (8)       (40)       (179)
                                                      -------    -------      -------    -------    -------     -------
Total Retail Class A Share Transactions                    (6)       (24)          38         (1)       142         332
                                                      -------    -------      -------    -------    -------     -------
   Retail Class B (1)
      Shares Issued                                        --         --           --         --         70          --
      Shares Issued in Lieu of Cash Distributions          --         --           --         --         --          --
      Shares Redeemed                                      --         --           --         --         --          --
                                                      -------    -------      -------    -------    -------     -------
Total Retail Class B Share Transactions                    --         --           --         --         70          --
                                                      -------    -------      -------    -------    -------     -------
Net Increase (Decrease) in Share Transactions            (184)    (1,491)        (148)      (613)       167         103
                                                      =======    =======      =======    =======    =======     =======


                                                               MUNICIPAL
                                                               BOND FUND
                                                         ===================
                                                         2/1/98     2/1/97
                                                           TO         TO
                                                         7/31/98    1/31/98
                                                         -------    -------
INVESTMENT ACTIVITIES:
   Net Investment Income                                 $ 1,679    $ 3,175
   Net Realized Gain (Loss) on Investments                   714      1,138
   Net Change in Unrealized
      Appreciation (Depreciation) of Investments          (1,017)     2,226
                                                         -------    -------
Increase in Net Assets
   Resulting From Operations                               1,376      6,539
                                                         -------    -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
      Institutional Class                                 (1,469)    (2,761)
      Retail Class A                                        (207)      (414)
      Retail Class B (1)                                      (3)
   Capital Gains:
      Institutional Class                                     --       (763)
      Retail Class A                                          --       (116)
      Retail Class B (1)                                      --         --
                                                         -------    -------
Total Distributions                                       (1,679)    (4,054)
                                                         -------    -------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
      Proceeds from Shares Issued                          5,244     16,991
      Reinvestment of Cash Distributions                       4         11
      Cost of Shares Redeemed                             (6,057)    (9,182)
                                                         -------    -------
Total Institutional Class Transactions                      (809)     7,820
                                                         -------    -------
   Retail Class A:
      Proceeds from Shares Issued                            673      7,604
      Reinvestment of Cash Distributions                     207        530
      Cost of Shares Redeemed                             (1,973)    (3,430)
                                                         -------    -------
Total Retail Class A Transactions                         (1,093)     4,704
                                                         -------    -------
   Retail Class B (1):
      Proceeds from Shares Issued                            558         --
      Reinvestment of Cash Distributions                       2         --
      Cost of Shares Redeemed                                 --         --
                                                         -------    -------
Total Retail Class B Transactions                            560         --
                                                         -------    -------
Net Increase (Decrease) in Net
   Assets from Share Transactions                         (1,342)    12,524
                                                         -------    -------
Total Increase (Decrease) in Net Assets                   (1,645)    15,009
NET ASSETS:
   Beginning of Period                                    72,971     57,962
                                                         -------    -------
   End of Period                                         $71,326    $72,971
                                                         =======    =======
SHARES ISSUED AND REDEEMED:
   Institutional Class
      Shares Issued                                          508      1,673
      Shares Issued in Lieu of Cash Distributions             --          1
      Shares Redeemed                                       (586)      (901)
                                                         -------    -------
Total Institutional Class Share Transactions                 (78)       773
                                                         -------    -------
   Retail Class A
      Shares Issued                                           65        757
      Shares Issued in Lieu of Cash Distributions             20         52
      Shares Redeemed                                       (191)      (340)
                                                         -------    -------
Total Retail Class A Share Transactions                     (106)       469
                                                         -------    -------
   Retail Class B (1)
      Shares Issued                                           54         --
      Shares Issued in Lieu of Cash Distributions             --         --
      Shares Redeemed                                         --         --
                                                         -------    -------
Total Retail Class B Share Transactions                       54         --
                                                         -------    -------
Net Increase (Decrease) in Share Transactions               (130)     1,242
                                                         =======    =======

(1) COMMENCED OPERATIONS ON MAY 1, 1998.
    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

34 & 35

Financial Highlights
(UNAUDITED)
--------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period or Year

                          NET
                         ASSET               DISTRIBUTIONS  DISTRIBUTIONS  REALIZED AND      NET                     NET
                         VALUE,       NET      FROM NET         FROM        UNREALIZED    ASSET VALUE,           ASSETS, END
                       BEGINNING  INVESTMENT  INVESTMENT       CAPITAL     GAINS (LOSSES)    END         TOTAL    OF PERIOD
                       OF PERIOD    INCOME      INCOME          GAINS      ON INVESTMENTS  OF PERIOD     RETURN+    (000)
                       ---------  ---------- -------------  -------------  -------------- ------------   ------- -----------
EQUITY FUND
===========
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1998         $15.34      0.05        (0.05)           --            1.28        $16.62        9.93%*   $215,170
For the years ended
   January 31, 1998      $14.03      0.10        (0.10)         (1.68)          2.99        $15.34       22.14%    $195,500
   January 31, 1997      $12.64      0.11        (0.11)         (0.94)          2.33        $14.03       20.00%    $177,234
   January 31, 1996      $10.24      0.17        (0.17)         (0.72)          3.12        $12.64       32.55%    $150,957
For the period ended
   January 31, 1995(1)** $10.00      0.01           --            --            0.23        $10.24        2.40%*   $ 97,052
RETAIL CLASS A:
For the six months ended
   July 31, 1998         $15.34      0.03        (0.03)           --            1.27        $16.61        9.76%*   $ 11,407
For the year ended
   January 31, 1998      $14.04      0.06        (0.06)         (1.68)          2.98        $15.34       21.78%    $  9,756
   January 31, 1997      $12.65      0.08        (0.08)         (0.94)          2.33        $14.04       19.72%    $  4,099
For the period ended
   January 31, 1996(2)** $10.52      0.14        (0.15)         (0.72)          2.86        $12.65       32.34%*   $  1,769
RETAIL CLASS B:
For the period ended
   July 31, 1998(3)**    $17.16     (0.02)       (0.01)           --           (0.54)       $16.59       (2.35)%*  $  1,502

BALANCED FUND
=============
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1998         $13.10      0.15        (0.15)           --            0.53        $13.63        6.65%*   $177,926
For the years ended
   January 31, 1998      $12.01      0.32        (0.30)         (0.64)          1.71        $13.10       17.28%    $175,751
   January 31, 1997      $11.79      0.34        (0.35)         (0.78)          1.01        $12.01       12.03%    $156,315
   January 31, 1996      $10.20      0.39        (0.39)         (0.42)          2.01        $11.79       24.15%    $147,357
For the period ended
   January 31, 1995(1)** $10.00      0.04           --            --            0.16        $10.20        2.00%*   $112,896
RETAIL CLASS A:
For the six months ended
   July 31, 1998         $13.08      0.14        (0.14)           --            0.54        $13.62        6.60%*   $  4,421
For the year ended
   January 31, 1998      $12.00      0.28        (0.27)         (0.64)          1.71        $13.08       16.92%    $  3,869
   January 31, 1997      $11.78      0.31        (0.32)         (0.78)          1.01        $12.00       11.81%    $  2,875
For the period ended
   January 31, 1996(2)** $10.34      0.32        (0.31)         (0.42)          1.85        $11.78       23.88%*   $  1,664
RETAIL CLASS B:
For the period ended
   July 31, 1998(3)**    $14.09      0.04        (0.04)           --           (0.49)       $13.60       (2.16)%*  $    749


                                       RATIO                RATIO OF
                                    OF EXPENSES            NET INCOME
                           RATIO    TO AVERAGE   RATIO OF  TO AVERAGE
                        OF EXPENSES NET ASSETS  NET INCOME NET ASSETS  PORTFOLIO
                        TO AVERAGE  (EXCLUDING  TO AVERAGE (EXCLUDING  TURNOVER
                        NET ASSETS    WAIVERS)  NET ASSETS   WAIVERS)     RATE
                        ----------- ----------- ----------  ---------- ---------
EQUITY FUND
===========
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1998            0.90%      1.03%      0.59%        0.46%     38.45%
For the years ended
   January 31, 1998         0.90%      1.00%      0.63%        0.53%     36.68%
   January 31, 1997         0.90%      1.07%      0.81%        0.64%     97.14%
   January 31, 1996         0.90%      1.14%      1.43%        1.19%    103.85%
For the period ended
   January 31, 1995(1)**    0.90%      1.26%      1.22%        0.86%      6.03%
RETAIL CLASS A:
For the six months ended
   July 31, 1998            1.15%      1.29%      0.33%        0.19%     38.45%
For the year ended
   January 31, 1998         1.15%      1.28%      0.33%        0.20%     36.68%
   January 31, 1997         1.15%      1.31%      0.52%        0.36%     97.14%
For the period ended
   January 31, 1996(2)**    1.15%      1.37%      0.99%        0.77%    103.85%
RETAIL CLASS B:
For the period ended
   July 31, 1998(3)**       1.90%      2.31%     (0.75)%      (1.16)%    38.45%

BALANCED FUND
=============
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1998            0.90%      1.03%      2.30%        2.17%     28.20%
For the years ended
   January 31, 1998         0.90%      1.02%      2.49%        2.37%     30.91%
   January 31, 1997         0.90%      1.07%      2.90%        2.73%     68.11%
   January 31, 1996         0.90%      1.14%      3.48%        3.24%     59.74%
For the period ended
   January 31, 1995(1)**    0.90%      1.26%      3.61%        3.25%      1.70%
RETAIL CLASS A:
For the six months ended
   July 31, 1998            1.15%      1.28%      2.05%        1.92%     28.20%
For the year ended
   January 31, 1998         1.15%      1.27%      2.23%        2.11%     30.91%
   January 31, 1997         1.15%      1.32%      2.64%        2.47%     68.11%
For the period ended
   January 31, 1996(2)**    1.15%      1.38%      3.06%        2.83%     59.74%
RETAIL CLASS B:
For the period ended
   July 31, 1998(3)**       1.90%      2.04%      1.22%        1.08%     28.20%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST


--------------------------------------------------------------------------------

                          NET
                         ASSET               DISTRIBUTIONS  DISTRIBUTIONS  REALIZED AND      NET                     NET
                         VALUE,       NET      FROM NET         FROM        UNREALIZED    ASSET VALUE,           ASSETS, END
                       BEGINNING  INVESTMENT  INVESTMENT       CAPITAL     GAINS (LOSSES)    END         TOTAL    OF PERIOD
                       OF PERIOD    INCOME      INCOME          GAINS      ON INVESTMENTS  OF PERIOD     RETURN+    (000)
                       ---------  ---------- -------------  -------------  -------------- ------------   ------- -----------
INTERMEDIATE TERM
BOND FUND
=================
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1998         $10.63      0.31        (0.31)           --           (0.08)       $10.55        3.64%*   $169,228
For the years ended
   January 31, 1998      $10.37      0.62        (0.62)           --            0.26        $10.63        8.82%    $161,742
   January 31, 1997      $10.79      0.62        (0.62)           --           (0.42)       $10.37        2.06%    $134,645
   January 31, 1996      $10.09      0.71        (0.70)           --            0.69        $10.79       13.62%    $115,307
For the period ended
   January 31, 1995(1)** $10.00      0.05        (0.06)           --            0.10        $10.09        1.54%*   $ 65,633
RETAIL CLASS A:
For the six months ended
   July 31, 1998         $10.66      0.29        (0.30)           --           (0.07)       $10.58        3.55%*   $  2,916
For the year ended
   January 31, 1998      $10.40      0.60        (0.60)           --            0.26        $10.66        8.60%    $  2,776
   January 31, 1997      $10.82      0.60        (0.60)           --           (0.42)       $10.40        1.80%    $  2,730
For the period ended
   January 31, 1996(2)** $10.16      0.56        (0.55)           --            0.65        $10.82       13.49%*   $    963

SHORT TERM
BOND FUND
==========
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1998         $10.05      0.27        (0.27)           --           (0.05)       $10.00        3.16%*   $ 48,820
For the years ended
   January 31, 1998      $10.01      0.57        (0.57)           --            0.04        $10.05        6.25%    $ 50,853
   January 31, 1997      $10.18      0.60        (0.60)           --           (0.17)       $10.01        4.40%    $ 65,328
   January 31, 1996      $10.02      0.67        (0.65)           --            0.14        $10.18        7.80%    $ 75,632
For the period ended
   January 31, 1995(1)** $10.00      0.04        (0.06)           --            0.04        $10.02        0.79%*   $ 70,380
RETAIL CLASS A:
For the six months ended
   July 31, 1998         $10.04      0.26        (0.26)           --           (0.05)       $ 9.99        3.00%*   $    138
For the year ended
   January 31, 1998      $10.00      0.55        (0.55)           --            0.04        $10.04        6.04%    $    204
   January 31, 1997      $10.18      0.57        (0.58)           --           (0.17)       $10.00        4.04%    $    443
For the period ended
   January 31, 1996(2)** $10.03      0.53        (0.52)           --            0.14        $10.18        7.55%*   $     39

                                         RATIO                RATIO OF
                                      OF EXPENSES            NET INCOME
                             RATIO    TO AVERAGE   RATIO OF  TO AVERAGE
                          OF EXPENSES NET ASSETS  NET INCOME NET ASSETS  PORTFOLIO
                          TO AVERAGE  (EXCLUDING  TO AVERAGE (EXCLUDING  TURNOVER
                          NET ASSETS    WAIVERS)  NET ASSETS   WAIVERS)     RATE
                          ----------- ----------- ----------  ---------- ---------
INTERMEDIATE TERM
BOND FUND
=================
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1998              0.75%      0.90%      5.83%        5.68%     12.35%
For the years ended
   January 31, 1998           0.75%      0.87%      5.99%        5.87%     20.91%
   January 31, 1997           0.75%      0.95%      6.02%        5.82%     21.23%
   January 31, 1996           0.75%      1.02%      6.14%        5.87%     85.16%
For the period ended
   January 31, 1995(1)**      0.75%      1.13%      5.60%        5.22%     10.57%
RETAIL CLASS A:
For the six months ended
   July 31, 1998              1.00%      1.15%      5.58%        5.43%     12.35%
For the year ended
   January 31, 1998           1.00%      1.11%      5.75%        5.64%     20.91%
   January 31, 1997           1.00%      1.18%      5.76%        5.58%     21.23%
For the period ended
   January 31, 1996(2)**      1.00%      1.26%      5.74%        5.48%     85.16%

SHORT TERM
BOND FUND
==========
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1998              0.75%      0.98%      5.54%        5.31%     16.98%
For the years ended
   January 31, 1998           0.75%      0.95%      5.68%        5.48%     48.90%
   January 31, 1997           0.75%      0.96%      6.00%        5.79%     40.80%
   January 31, 1996           0.75%      0.99%      6.11%        5.87%     83.64%
For the period ended
   January 31, 1995(1)**      0.75%      1.13%      4.21%        3.83%     11.95%
RETAIL CLASS A:
For the six months ended
   July 31, 1998              1.00%      1.22%      5.29%        5.07%     16.98%
For the year ended
   January 31, 1998           1.00%      1.18%      5.43%        5.25%     48.90%
   January 31, 1997           1.00%      1.20%      5.74%        5.54%     40.80%
For the period ended
   January 31, 1996(2)**      1.00%      1.23%      5.75%        5.52%     83.64%

* RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. ** RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 +  RETURNS DO NOT REFLECT ANY SALES LOAD THAT MAY BE APPLICABLE.
(1) COMMENCED OPERATIONS ON DECEMBER 28, 1994.
(2) COMMENCED OPERATIONS ON MARCH 6, 1995.
(3) COMMENCED OPERATIONS ON MAY 1, 1998.
    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Financial Highlights
(UNAUDITED)
--------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period or Year

                          NET
                         ASSET               DISTRIBUTIONS  DISTRIBUTIONS  REALIZED AND      NET                     NET
                         VALUE,       NET      FROM NET         FROM        UNREALIZED    ASSET VALUE,           ASSETS, END
                       BEGINNING  INVESTMENT  INVESTMENT       CAPITAL     GAINS (LOSSES)    END         TOTAL    OF PERIOD
                       OF PERIOD    INCOME      INCOME          GAINS      ON INVESTMENTS  OF PERIOD     RETURN+    (000)
                       ---------  ---------- -------------  -------------  -------------- ------------   ------- -----------
SHORT TERM
MUNICIPAL
BOND FUND
==========
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1998         $10.05      0.18        (0.18)           --           (0.04)       $10.01        1.93%*    $13,711
For the years ended
   January 31, 1998      $10.08      0.37        (0.38)         (0.07)          0.05        $10.05        4.38%     $15,626
   January 31, 1997      $10.23      0.39        (0.39)         (0.07)         (0.08)       $10.08        3.03%     $21,846
   January 31, 1996      $10.01      0.43        (0.42)         (0.05)          0.26        $10.23        6.71%     $31,304
For the period ended
   January 31, 1995(1)** $10.00      0.03        (0.03)           --            0.01        $10.01        0.43%*    $33,682
RETAIL CLASS A:
For the six months ended
   July 31, 1998         $10.08      0.17        (0.17)           --           (0.03)       $10.05        1.96%*    $   600
For the year ended
   January 31, 1998      $10.10      0.35        (0.35)         (0.07)          0.05        $10.08        4.08%     $   223
   January 31, 1997      $10.25      0.36        (0.36)         (0.07)         (0.08)       $10.10        2.76%     $   228
For the period ended
   January 31, 1996(2)** $10.01      0.33        (0.33)         (0.05)          0.29        $10.25        6.99%*    $   212

IDAHO MUNICIPAL
BOND FUND
===============
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1998         $10.82      0.23        (0.23)           --           (0.09)       $10.73        2.29%*    $25,404
For the years ended
   January 31, 1998      $10.41      0.47        (0.47)        (0.04)           0.45        $10.82        9.06%     $26,093
   January 31, 1997      $10.80      0.46        (0.46)        (0.06)          (0.33)       $10.41        1.31%     $27,487
   January 31, 1996      $10.13      0.52        (0.51)        (0.12)           0.78        $10.80       12.68%     $25,873
For the period ended
   January 31, 1995(1)** $10.00      0.04        (0.04)           --            0.13        $10.13        1.74%*    $25,894
RETAIL CLASS A:
For the six months ended
   July 31, 1998         $10.85      0.22        (0.22)           --           (0.09)       $10.76        2.18%*    $10,738
For the year ended
   January 31, 1998      $10.44      0.45        (0.45)        (0.04)           0.45        $10.85        8.84%     $ 9,281
   January 31, 1997      $10.83      0.44        (0.44)        (0.06)          (0.33)       $10.44        1.05%     $ 5,475
For the period ended
   January 31, 1996(2)** $10.21      0.41        (0.40)        (0.12)           0.73        $10.83       12.60%*    $ 3,109
RETAIL CLASS B:
For the period ended
   July 31, 1998(3)**    $10.69      0.09        (0.09)           --            0.08        $10.77        1.58%*    $   756

                                       RATIO                 RATIO OF
                                    OF EXPENSES             NET INCOME
                           RATIO    TO AVERAGE   RATIO OF   TO AVERAGE
                        OF EXPENSES NET ASSETS  NET INCOME  NET ASSETS PORTFOLIO
                        TO AVERAGE  (EXCLUDING  TO AVERAGE  (EXCLUDING TURNOVER
                        NET ASSETS    WAIVERS)  NET ASSETS    WAIVERS)   RATE
                        ----------- ----------- ----------  ---------- ---------
SHORT TERM
MUNICIPAL
BOND FUND
==========
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1998            0.75%      1.08%      3.61%        3.28%      8.35%
For the years ended
   January 31, 1998         0.75%      1.34%      3.74%        3.15%     64.76%
   January 31, 1997         0.75%      1.26%      3.79%        3.28%     41.11%
   January 31, 1996         0.75%      1.30%      3.88%        3.33%    114.09%
For the period ended
   January 31, 1995(1)**    0.75%      1.26%      3.67%        3.16%     11.80%
RETAIL CLASS A:
For the six months ended
   July 31, 1998            1.00%      1.46%      3.36%        2.90%      8.35%
For the year ended
   January 31, 1998         1.00%      1.59%      3.49%        2.90%     64.76%
   January 31, 1997         1.00%      1.51%      3.56%        3.05%     41.11%
For the period ended
   January 31, 1996(2)**    1.00%      1.54%      3.49%        2.95%    114.09%

IDAHO MUNICIPAL
BOND FUND
===============
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1998            0.75%      1.02%      4.40%        4.13%      2.64%
For the years ended
   January 31, 1998         0.75%      1.10%      4.47%        4.12%     17.64%
   January 31, 1997         0.75%      1.24%      4.40%        3.91%     29.13%
   January 31, 1996         0.75%      1.35%      4.52%        3.92%     58.94%
For the period ended
   January 31, 1995(1)**    0.75%      1.38%      4.21%        3.58%      5.66%
RETAIL CLASS A:
For the six months ended
   July 31, 1998            1.00%      1.27%      4.15%        3.88%      2.64%
For the year ended
   January 31, 1998         1.00%      1.37%      4.22%        3.85%     17.64%
   January 31, 1997         1.00%      1.47%      4.15%        3.68%     29.13%
For the period ended
   January 31, 1996(2)**    1.00%      1.58%      4.18%        3.60%     58.94%
RETAIL CLASS B:
For the period ended
   July 31, 1998(3)**       1.65%      2.31%      3.41%        2.75%      2.64%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST


--------------------------------------------------------------------------------

                          NET
                         ASSET               DISTRIBUTIONS  DISTRIBUTIONS  REALIZED AND      NET                     NET
                         VALUE,       NET      FROM NET         FROM        UNREALIZED    ASSET VALUE,           ASSETS, END
                       BEGINNING  INVESTMENT  INVESTMENT       CAPITAL         GAINS         END         TOTAL    OF PERIOD
                       OF PERIOD    INCOME      INCOME          GAINS      ON INVESTMENTS  OF PERIOD     RETURN+    (000)
                       ---------  ---------- -------------  -------------  -------------- ------------   ------- -----------
MUNICIPAL
BOND FUND
=========
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1998         $10.38      0.24        (0.24)           --           (0.04)       $10.34        3.00%*    $61,958
For the year ended
   January 31, 1998      $10.02      0.48        (0.48)         (0.12)          0.48        $10.38        9.90%     $63,028
For the period ended
   January 31, 1997(4)** $10.00      0.12        (0.12)           --            0.02        $10.02        1.34%*    $53,067
RETAIL CLASS A:
For the six months ended
   July 31, 1998         $10.38      0.23        (0.23)           --           (0.04)       $10.34        2.82%*    $ 8,809
For the year ended
   January 31, 1998      $10.01      0.46        (0.46)         (0.12)          0.49        $10.38        9.78%     $ 9,943
For the period ended
   January 31, 1997(5)** $10.01      0.15        (0.15)           --             --         $10.01        1.48%*    $ 4,895
RETAIL CLASS B:
For the period ended
   July 31, 1998(3)**    $10.27      0.10        (0.10)           --            0.07        $10.34        1.53%*    $   559

                                         RATIO                 RATIO OF
                                      OF EXPENSES             NET INCOME
                             RATIO    TO AVERAGE   RATIO OF   TO AVERAGE
                          OF EXPENSES NET ASSETS  NET INCOME  NET ASSETS PORTFOLIO
                          TO AVERAGE  (EXCLUDING  TO AVERAGE  (EXCLUDING TURNOVER
                          NET ASSETS    WAIVERS)  NET ASSETS    WAIVERS)   RATE
                          ----------- ----------- ----------  ---------- ---------
MUNICIPAL
BOND FUND
=========
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1998           0.75%         0.95%      4.75%        4.55%     29.65%
For the year ended
   January 31, 1998        0.75%         1.05%      4.72%        4.42%     93.18%
For the period ended
   January 31, 1997(4)**   0.75%         1.07%      4.58%        4.26%     19.21%
RETAIL CLASS A:
For the six months ended
   July 31, 1998           1.00%         1.20%      4.50%        4.30%     29.65%
For the year ended
   January 31, 1998        1.00%         1.32%      4.48%        4.16%     93.18%
For the period ended
   January 31, 1997(5)**   1.00%         1.29%      4.35%        4.06%     19.21%
RETAIL CLASS B:
For the period ended
   July 31, 1998(3)**      1.65%         2.21%      3.83%        3.27%     29.65%

* RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. ** RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 +  RETURNS DO NOT REFLECT ANY SALES LOAD THAT MAY BE APPLICABLE.
(1) COMMENCED OPERATIONS ON DECEMBER 28, 1994.
(2) COMMENCED OPERATIONS ON MARCH 6, 1995.
(3) COMMENCED OPERATIONS ON MAY 1, 1998.
(4) COMMENCED OPERATIONS ON NOVEMBER 1, 1996.
(5) COMMENCED OPERATIONS ON NOVEMBER 4, 1996.

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 1998 (UNAUDITED)
Notes to Financial Statements

1. ORGANIZATION
================================================================================
     The Achievement Funds Trust (the "Trust"), formerly the FSB Funds, was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated December 16, 1988, which agreement was amended and restated on October 7, 1994 and further amended on December 1, 1994.

     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust presently consists of a series of seven funds (the "Funds") which includes the Equity Fund and the Balanced Fund (the "Stock Funds") and the Intermediate Term Bond Fund, the Short Term Bond Fund, the Short Term Municipal Bond Fund, the Idaho Municipal Bond Fund and the Municipal Bond Fund (the "Bond Funds"). The Funds' prospectuses provide a description of each Fund's investment objective, policies and strategies. The Trust is registered to offer three classes of shares, Institutional, Retail Class A and Retail Class B. The Trust's declaration of trust permits the Board of Trustees to create additional funds in the future. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES
================================================================================
     The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price, if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Option contracts are valued at the last quoted bid price as quoted on the primary exchange or board of trade on which such option contracts are stated. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. For the Equity Fund, the Balanced Fund, the Intermediate Term Bond Fund and the Short Term Bond Fund, costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion of the purchase discounts during the respective holding period, which is calculated using the effective interest method. For the Short Term Municipal Bond Fund, the Idaho Municipal Bond Fund and the Municipal Bond Fund, costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period, which is calculated using the effective interest method. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-date.

                                                     THE ACHIEVEMENT FUNDS TRUST


OPTIONS TRANSACTIONS -- In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Equity Fund and the Balanced Fund may write covered call options. A risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the underlying security increases. The Fund realizes a gain upon the expiration of a written call option. When a written call option is closed prior to expiration by being exercised, the proceeds of the sale are increased by the amount of original premium received.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses and accumulated realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

MANAGEMENT ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid on a quarterly basis for the Equity Fund. The Balanced Fund declares and pays its dividend on a monthly basis. The Bond Funds declare dividends on a daily basis and pay them on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

     Income distributions and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified for book purposes. As of July 31, 1998, $11,618 has been reclassified in the Equity Fund from undistributed net investment income to accumulated net realized gain. This reclassification has no effect on net assets or net assets per share.

FEDERAL INCOME TAXES -- It is the Trust's intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

ORGANIZATION COSTS -- Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares of a Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

                                                                     (CONTINUED)

JULY 31, 1998 (UNAUDITED)
Notes to Financial Statements (CONTINUED)

3. INVESTMENT ADVISORY AND CUSTODIAL SERVICES
================================================================================
     Pursuant to an investment advisory agreement dated December 27, 1994, as amended, investment advisory services are provided to the Funds by First Security Investment Management, Inc. (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Stock Funds and 0.60% of the average daily net assets of the Bond Funds. Such fee is computed daily and paid monthly. During the period ended July 31, 1998, the Adviser voluntarily waived a portion of its fees in order to limit operating expenses.

     The Trust and First Union National Bank (the "Custodian") are parties to a custodial agreement dated December 27, 1994, under which the Custodian holds cash, securities and other assets of the Trust, as required by the Investment Company Act of 1940. In its capacity as custodian to the Trust, the Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Funds.

4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES
================================================================================
     Pursuant to an administrative agreement dated December 27, 1994, SEI Investments Mutual Funds Services ("SIMFS") acts as the Trust's Administrator. Under the terms of such an agreement, SIMFS is entitled to receive an annual fee of 0.20% of the average daily net assets of the Equity Fund, Balanced Fund, Intermediate Term Bond Fund, Short Term Bond Fund and the Municipal Bond Fund. The Administrator is entitled to a fee from the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund in an amount equal to the greater of 0.20% of their daily net assets or $100,000 per annum. The Administrator has voluntarily agreed to waive a portion of its fee for the period ended July 31, 1998 for the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund in order to limit operating expenses.

     Pursuant to an agreement dated December 27, 1994, DST Systems, Inc. ("DST") acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing, shareholder servicing and administrative services for the Trust.

     SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Distributor pursuant to a distribution agreement dated December 27, 1994. The Distributor receives no fee for its services in connection with distribution of the Institutional shares. The Trust has adopted a Distribution Plan (the "Class A Plan") on behalf of the Retail Class A shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class A Plan provides for the payment by the Trust to the Distributor of up to 0.25% of the average daily net assets of the Retail Class A shares. The Retail Class B shares have adopted a Distribution Plan (the "Class B Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B Plan provides for payment to the Distributor of a distribution fee of up to 0.75% of the average daily net assets of the Class B shares and a shareholder servicing fee up to 0.25% of the average daily net assets of the Class B shares. The Distributor has elected to collect a distribution fee for the Class B shares of the Municipal Bond Fund and Idaho Municipal Bond Fund of 0.65% per annum, but reserves the right to collect the full the distribution fee payable under the Class B Plan at any time.

                                                     THE ACHIEVEMENT FUNDS TRUST



     A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Retail Class B shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Retail Class B shares until the redemption of such shares.

             YEARS SINCE                           CONTINGENT DEFERRED
             PURCHASE MADE                             SALES CHARGE
             ---------------------------------------------------------
                 First ..................................     5%
                 Second .................................     4%
                 Third ..................................     4%
                 Fourth .................................     3%
                 Fifth ..................................     2%
                 Sixth ..................................     1%
                 Seventh and Following ..................   None

     Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.

5. INVESTMENT TRANSACTIONS
================================================================================
     The cost of security purchases and the proceeds from the sale of securities, other than short-term investments for the period ended July 31, 1998, are presented below for the Funds. On July 31, 1998 the total cost of securities and the net realized gains and losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized gain or loss on securities at July 31, 1998 for each Fund is as follows:

                                                                     (CONTINUED)

JULY 31, 1998 (UNAUDITED)
Notes to Financial Statements (CONTINUED)


FUND INVESTMENT TRANSACTIONS (000)

                                                                                 SHORT TERM      IDAHO
                                                     INTERMEDIATE      SHORT      MUNICIPAL    MUNICIPAL  MUNICIPAL
                               EQUITY     BALANCED     TERM BOND     TERM BOND      BOND         BOND       BOND
                                FUND        FUND         FUND          FUND         FUND         FUND       FUND
                                =======   ========   ============    =========   ==========    =========  =========
Purchases
   U.S. Government
      Securities                $    --    $ 6,978     $ 18,452      $  5,000     $     --       $   --    $    --
   Other                         91,652     43,374       11,581         3,014        1,241        3,096     20,187
Sales
   U.S. Government
      Securities                     --      4,027       13,185         3,017           --           --         --
   Other                         84,938     47,402        6,399         6,831        2,627          933     22,144

Aggregate gross
   unrealized gain               67,100     38,427        3,408            98           99        1,521      1,450
Aggregate gross
   unrealized loss              (11,068)    (7,227)        (551)          (85)         (19)          (9)      (227)
                                -------    -------     --------      --------     --------       ------   --------
Net unrealized gain             $56,032    $31,200     $  2,857      $     13     $     80       $1,512   $  1,223
                                =======    =======     ========      ========     ========       ======   ========

     At July 31, 1998, the Intermediate Term Bond Fund and the Short Term Bond Fund had capital loss carryforwards for federal tax purposes. The losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. Such capital loss carryforwards will expire as listed below:

                                                               INTERMEDIATE                 SHORT
                                                                 TERM BOND                TERM BOND
                                                                   FUND                     FUND
                                                               ============               =========
                 Carryforwards to Expire in 2004                 $1,567,931               $2,034,615
                 Carryforwards to Expire in 2005                    519,195                    8,234
                 Carryforwards to Expire in 2006                    468,346                  226,204

                                                     THE ACHIEVEMENT FUNDS TRUST


6. CONCENTRATION OF CREDIT RISK
================================================================================
     The Short Term Municipal Bond Fund, the Idaho Municipal Bond Fund and the Municipal Bond Fund invest in debt instruments of municipal issuers. The issuer's ability to meet their obligations may be affected by economic developments in a specific state or region. The Idaho Municipal Bond Fund invests primarily in obligations of municipalities located in Idaho. The Short Term Municipal Bond Fund, the Idaho Municipal Bond Fund and the Municipal Bond Fund invest in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. At July 31, 1998, the percentage of total value of investments by each revenue source was as follows:

                                                              SHORT TERM             IDAHO
                                                               MUNICIPAL           MUNICIPAL          MUNICIPAL
                                                               BOND FUND           BOND FUND          BOND FUND
                                                              ==========           =========          =========
Cash Equivalents                                                   1%                   1%                 1%
Education Bonds                                                   14%                   5%                11%
General Obligation                                                37%                  70%                10%
Hospital Bonds                                                    16%                   6%                20%
Housing Bonds                                                      5%                   5%                29%
Public Facility Bonds                                              5%                   3%                 3%
Other Revenue Bonds                                                7%                   5%                12%
Transportation Bonds                                               4%                   3%                 4%
Utility Bonds                                                     11%                   2%                10%
                                                                -----                -----              ------
                                                                 100%                 100%               100%
                                                                =====                =====              ======

     Many municipalities insure their obligations with insurance underwritten by insurance companies that undertake to pay a holder, when due, the interest and principal amount on an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by the issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions). At July 31, 1998, 45%, 67% and 48% of the total value of the Short Term Municipal Bond Fund, Idaho Municipal Bond Fund and the Municipal Bond Fund, respectively, were insured or had credit enhancements.

                                                                     (CONTINUED)

JULY 31, 1998 (UNAUDITED)
Notes to Financial Statements (CONCLUDED)


     The ratings of debt holdings by Standard & Poor's or Moody's as a percentage of total value of investments at July 31, 1998 are as follows:

                                                                                              IDAHO
                                                                          SHORT TERM        MUNICIPAL    MUNICIPAL
                                   INTERMEDIATE TERM     SHORT TERM     MUNICIPAL BOND        BOND         BOND
                                       BOND FUND          BOND FUND          FUND             FUND         FUND
                                   =================     ==========     ==============      =========    =========

     AAA                                   65%                39%             63%              78%           44%
     AA+                                   --                 --               7%               --            6%
     AA                                     2%                --               2%               5%           14%
     AA-                                    4%                 6%              9%               5%            3%
     A+                                     3%                24%             --                2%            2%
     A                                     13%                21%              6%               1%            3%
     A-                                     5%                 6%              5%               3%            8%
     BBB+                                   6%                 2%             --                --            5%
     BBB                                    2%                 2%              6%               3%           10%
     BBB-                                  --                 --               2%               --            2%
     B                                     --                 --              --                --            1%
     Not rated                             --                 --              --                3%            2%
                                         -----              -----           -----            -----         -----
                                          100%               100%            100%             100%          100%
                                         =====              =====           =====            =====         =====

7. LINE OF CREDIT
================================================================================
     Pursuant to a credit agreement dated October 9, 1997, as amended, Morgan Guaranty Trust Company of New York provides revolving credit loans to the Funds for short-term or emergency purposes, such as funding shareholder redemptions. These loans are for the respective benefit of and repayable from the respective assets of the Funds. The aggregate principal amount over all Funds in the Trust may not exceed $20,000,000. The aggregate amount of all loans outstanding to an individual Fund shall not exceed 5% of the total net assets of that Fund. As of July 31, 1998, none of the Funds had loans outstanding. For the period ended July 31, 1998, the maximum amount borrowed was $500,000, the average outstanding was $19,337, and the daily weighted average interest rate was 8.50%.

--------------------------------------------------------------------------------
The Achievement Funds

BOARD OF TRUSTEES
George L. Denton, Jr.
James H. Gardner
August Glissmeyer, Jr.
Blaine Huntsman
Robert G. Love
Carl S. Minden
Frederick A. Moreton, Jr.
Kent H. Murdock
John L. Rudisill

INVESTMENT ADVISER
First Security Investment Management, Inc.
Salt Lake City, UT 84111

ADMINISTRATOR
SEI Investments Mutual Funds Services
Oaks, PA 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, PA 19456

LEGAL COUNSEL
Ballard Spahr Andrews & Ingersoll
Philadelphia, PA 19103

INDEPENDENT ACCOUNTANTS
Deloitte & Touche LLP
Princeton, NJ 08540

CUSTODIAN
First Union National Bank
Philadelphia, PA 19101

[ACHIEVEMENT FUNDS LOGO OMITTED]
THE
ACHIEVEMENT
FUNDS[REGISTERED MARK]
FOR YOUR LIFE'S JOURNEY[REGISTERED MARK]

Shares of any of The Achievement Funds are:

[BULLET] not obligations or deposits of, or guaranteed by First Security
         Corporation or any of its banks or non-bank subsidiaries;
[BULLET] not federally insured by the FDIC, the Federal Reserve Board or any other government agency;
[BULLET] subject to investment risk, including the possible loss of principal.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by a current prospectus.


                  FOR MORE INFORMATION, INCLUDING A PROSPECTUS,
                              CALL 1-800-472-0577.


                                  ACH-F-016-04

SEMI-ANNUAL
REPORT TO
SHAREHOLDERS
-------------
JULY 31, 1998

[PHOTO OF SNOW MOUNTAINS OMITTED]
[PHOTO OF ROCK ARCH OMITTED]
[PHOTO OF GREEN LANDSCAPE OMITTED]

[ACHIEVEMENT FUNDS LOGO OMITTED]
THE
ACHIEVEMENT
FUNDS[REGISTERED MARK]
FOR YOUR LIFE'S JOURNEY[REGISTERED MARK]